UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/2012

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2012

Longview Global Allocation Fund

Longview Capital Management, LLC

2 Mill Road, Suite 105

Wilmington, Delaware 19806

Toll Free (877) 460 6423

Investment Results – (Unaudited)

Total Returns* (For the periods ended November 30, 2012)
	Cumulative		Average Annual Returns
	Six Months	One Year	Since Inception (June 27, 2011)
Longview Global Allocation Fund with load	-7.14%	-4.12%	-11.85%
Longview Global Allocation Fund without load	-1.45%	1.71%	-8.12%
Dow Jones Global Moderate Portfolio Index**	7.30%	10.13%	5.09%
S&P 500® Index***	9.32%	16.13%	10.47%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 28, 2012, were 2.72% of average daily net assets. Longview Capital Management LLC (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2013, so that Total Annual Fund Operating Expenses does not exceed 2.20%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interests and dividends expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may be only terminated by mutual consent of the Adviser and the Fund.

Effective December 13, 2012, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.99%. Prior to December 13, 2012, the expense cap was 2.20%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully

1

before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-460-6423.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns, with loads, include the maximum 5.75% sales charge.

** The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

***The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-460-6423. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

2

The chart above assumes an initial investment of $10,000 made on June 27, 2011 (commencement of Fund operations) and held through November 30, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-460-6423. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Longview Global Allocation Fund is to provide long-term capital appreciation with capital preservation as a secondary objective.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount

4

ABOUT THE FUND’S EXPENSES – (Unaudited) (continued)

you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Longview Global Allocation Fund	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period Ended November 30, 2012*
Actual	$1,000.00	$985.50	$10.52
Hypothetical ** (5% return before expenses)	$1,000.00	$1,014.48	$10.67

* Expenses are equal to the Fund’s annualized expense ratio of 2.11%, multiplied by the average account value over the period, multiplied by 183/365.

**Assumes a 5% return before expenses.

5

Longview Global Allocation Fund

Schedule of Investments

November 30, 2012

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds – 43.28%
Consumer Discretionary Select Sector SPDR Fund	41,305	$1,963,227
Consumer Staples Select Sector SPDR Fund	54,987	1,981,732
Health Care Select Sector SPDR Fund	25,565	1,028,736
PIMCO Total Return Exchange-Traded Fund	36,710	4,042,872
PowerShares S&P 500 Low Volatility Portfolio	108,650	3,040,027
ProShares VIX Mid-Term Futures ETF (a)	19,855	694,726

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,756,560)		12,751,320

Exchange-Traded Notes – 10.28%
iPath S&P 500 VIX Short-Term Futures ETN (a)	29,054	860,579
PowerShares DB Crude Oil Short ETN (a)	16,300	728,610
VelocityShares Daily Inverse VIX Short-Term ETN (a)	74,973	1,440,981

TOTAL EXCHANGE-TRADED NOTES (Cost $2,984,970)		3,030,170

Money Market Securities – 47.14%
Fidelity Institutional Money Market Portfolio – Institutional Shares, 0.18% (b)	13,891,629	13,891,629

TOTAL MONEY MARKET SECURITIES (Cost $13,891,629)		13,891,629

TOTAL INVESTMENTS (Cost $29,633,159) – 100.70%		$29,673,119

Liabilities in excess of other assets – (0.70)%		(207,357)

TOTAL NET ASSETS – 100.00%		$29,465,762

(a)	Non-income producing.
(b)	Variable rate security; the rate shown represents the seven day yield at November 30, 2012.

See accompanying notes which are an integral part of these financial statements.

6

Longview Global Allocation Fund

Statement of Assets and Liabilities

November 30, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $29,633,159)	$29,673,119
Receivable for investments sold	1,623,653
Receivable for fund shares sold	177
Dividends receivable	9,506
Prepaid expenses	25,549

Total assets	31,332,004

Liabilities
Payable for investments purchased	1,822,897
Payable to Adviser (a)	28,042
Payable to administrator, fund accountant, and transfer agent (a)	8,725
Payable to custodian (a)	411
12b-1 fees accrued (a)	6,096
Other accrued expenses	71

Total liabilities	1,866,242

Net Assets	$29,465,762

Net Assets consist of:
Paid in capital	$32,375,819
Accumulated net investment loss	(274,271)
Accumulated net realized loss from investment transactions	(2,675,746)
Net unrealized appreciation on investments	39,960

Net Assets	$29,465,762

Shares Outstanding (unlimited number of shares authorized, no par value)	3,330,290

Net Asset Value (“NAV”) per share	$8.85

Public offering price per share (NAV/94.25%) (b)	$9.39

Redemption price per share (NAV * 98%) (c)	$8.67

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Fund imposes a maximum sales charge of 5.75% on purchases.
(c)	A redemption fee of 2.00% is charged on shares held less than 30 days.

See accompanying notes which are an integral part of these financial statements.

7

Longview Global Allocation Fund

Statement of Operations

For the six months ended November 30, 2012

(Unaudited)

Investment Income
Dividend income	$225,328

Total Investment Income	225,328

Expenses
Investment Adviser fee (a)	181,165
12b-1 fees (a)	39,384
Transfer agent expenses (a)	21,670
Administration expenses (a)	18,801
Registration expenses	17,746
Fund accounting expenses (a)	12,534
Legal expenses	10,373
Report printing expenses	10,071
Audit expenses	7,619
Custodian expenses (a)	4,016
Trustee expenses	2,507
Insurance expense	2,083
Offering expenses	2,023
Excise tax expense	909
Pricing expenses	750
Miscellaneous expenses	636
CCO expense	247
24f-2 expense	86

Total Expenses	332,620

Net Investment Loss	(107,292)

Realized & Unrealized Loss on Investments
Net realized loss on investment transactions	(222,752)
Net change in unrealized depreciation of investments	(130,805)

Net realized and unrealized loss on investments	(353,557)

Net decrease in net assets resulting from operations	$(460,849)

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

8

Longview Global Allocation Fund

Statements of Changes In Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	For the period ended May 31, 2012 (a)
Decrease to Net Assets due to:
Operations
Net investment loss	$(107,292)	$(153,300)
Distributions of long-term realized gains by other investment companies	–	3,066
Net realized loss on investment transactions	(222,752)	(2,457,568)
Net change in unrealized appreciation (depreciation) of investments	(130,805)	170,765

Net decrease in net assets resulting from operations	(460,849)	(2,437,037)

Distributions
From net investment income	–	(30,293)

Total distributions	–	(30,293)

Capital Transactions
Proceeds from shares sold	1,628,057	38,557,775
Reinvestment of distributions	–	266
Amount paid for shares redeemed	(4,178,219)	(3,622,093)
Proceeds from redemption fees (b)	4,309	3,846

Net increase (decrease) in net assets resulting from capital transactions	(2,545,853)	34,939,794

Total Increase (Decrease) in Net Assets	(3,006,702)	32,472,464

Net Assets
Beginning of period	32,472,464	–

End of period	$29,465,762	$32,472,464

Accumulated net investment loss included in net assets at the end of period	$(274,271)	$(166,979)

Capital Share Transactions
Shares sold	181,173	4,010,270
Shares issued in reinvestment of distributions	–	30
Shares redeemed	(465,019)	(396,164)

Net increase (decrease) from capital share transactions	(283,846)	3,614,136

(a)	For the period June 27, 2011 (commencement of operations) to May 31, 2012.
(b)	A redemption fee of 2.00% is charged on shares held less than 30 days.

See accompanying notes which are an integral part of these financial statements.

9

Longview Global Allocation Fund

Financial Highlights

(For a share outstanding during the period)

	Six Months Ended November 30, 2012 (Unaudited)		For the period ended May 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$10.00

Loss from investment operations:
Net investment loss	(0.04)		(0.05)
Net realized and unrealized loss on investments	(0.09)		(0.96)

Total from investment operations	(0.13)		(1.01)

Less Distributions to shareholders:
From net investment income	–		(0.01)

Total distributions	–		(0.01)

Paid in capital from redemption fees	–	(b)	–	(b)

Net asset value, end of period	$8.85		$8.98

Total Return (c)	(1.45	)% (d)	(10.11	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$29,466		$32,472
Ratio of expenses to average net assets	2.11	% (e)(f)	2.17	% (e)
Ratio of net investment loss to average net assets	(0.68	)% (e)	(0.58	)% (e)
Portfolio turnover rate	583.73	% (d)	719.93	% (d)

(a)	For the period June 27, 2011 (commencement of operations) to May 31, 2012.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the maximum sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Does not include the effect of expenses of underlying funds.

See accompanying notes which are an integral part of these financial statements.

10

Longview Global Allocation Fund

Notes to the Financial Statements

November 30, 2012

(Unaudited)

NOTE 1. ORGANIZATION

The Longview Global Allocation Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Longview Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation with capital preservation as a secondary objective.

The Fund’s prospectus provides a description of the Fund’s investment objective, policies and strategies, along with information on the class of shares currently being offered. The Fund currently offers one share class that has a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

11

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily Net Asset Value (“NAV”) calculation.

Contingent Deferred Sales Charge (“CDSC”) – There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans

12

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

with at least 200 employees; however, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed if such shares are redeemed within eighteen (18) months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

13

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the Fund. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of

14

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchanged - Traded Funds	$12,751,320	$–	$–	$12,751,320
Exchanged - Traded Notes	3,030,170	–	–	3,030,170
Money Market Securities	13,891,629	–	–	13,891,629
Total	29,673,119	$–	–	$29,673,119

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended November 30, 2012.

15

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the six months ended November 30, 2012, the Adviser earned a fee of $181,165 from the Fund. At November 30, 2012, the Fund owed the Adviser $28,042 for advisory fees.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2013, so that Total Annual Fund Operating Expenses does not exceed 2.20%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, other capital expenditures in accordance with GAAP, and extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). There were no waived or reimbursed advisory fees for the six months ended November 30, 2012.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended November 30, 2012, HASI earned fees of $18,801 for administrative services provided to the Fund. At November 30, 2012, HASI was owed $3,176 from the Fund for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended November 30, 2012, the Custodian earned fees of $4,016 for custody services provided to the Fund. At November 30, 2012, the Custodian was owed $411 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended November 30, 2012, HASI earned fees

16

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

of $21,670 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At November 30, 2012, the Fund owed HASI $3,432 for transfer agent services and out-of-pocket expenses.

For the six months ended November 30, 2012, HASI earned fees of $12,534 from the Fund for fund accounting services. At November 30, 2012, HASI was owed $2,117 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended November 30, 2012, the 12b-1 expense incurred by the Fund was $39,384. The Fund owed $6,096 for 12b-1 fees as of November 30, 2012.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2012. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the six months ended November 30, 2012, there was $8,581 in sales charges deducted from the proceeds of sales of capital shares. There were no CDSC fees deducted from the redemption of capital shares for the six months ended November 30, 2012.

17

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	124,156,760	125,388,377

At November 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$408,378
Gross Unrealized (Depreciation)	(1,243,561)

Net Unrealized Depreciation on Investments	$(835,183)

At November 30, 2012, the aggregate cost of securities for federal income tax purposes was $30,508,302 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At November 30, 2012, FOLIOfn Investments, Inc. (“FOLIOfn”) owned, as record shareholder, 87.39% of the outstanding shares of the Longview Global Allocation Fund. The Trust does not know whether FOLIOfn or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Longview Global Allocation Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 24, 2012, an income distribution of $0.0073 per share was made to shareholders of record on December 21, 2012.

18

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – (continued)

The tax characterization of distributions paid for the fiscal period ended May 31, 2012 was as follows:

2012
Distributions paid from:
Ordinary Income	$30,293

$30,293

At May 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$(1,577,851)
Unrealized depreciation	(704,378)
Other accumulated losses	(163,479)

Total	$(2,445,708)

The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales of $875,143. Qualified late year losses are certain capital and ordinary losses incurred after October 31 and December 31. For the taxable year ended May 31, 2012, the Fund plans to defer late year losses in the amount of $(163,479).

NOTE 9. CAPITAL LOSS CARRYFORWARD

At May 31, 2012, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,577,851, which are available to offset future realized gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. Capital losses generated during the fiscal year ended May 31, 2013, will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Capital losses generated in the current year are all short-term in character.

NOTE 10. SUBSEQUENT EVENTS

At its December 11-12, 2012 board meeting, the Board approved a change to the expense limitation agreement of the Fund. Effective December 13, 2012, the Adviser has contractually agreed to lower the Fund’s expense cap from 2.20% to 1.99% and extended the term of the expense limitation agreement such that the new contractual agreement is in effect through September 30, 2014.

19

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 460-6423 to request a copy of the SAI or to make shareholder inquiries.

20

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 460-6423 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Heather Bonds, Secretary

INVESTMENT ADVISER

Longview Capital Management, LLC

2 Mill Road, Suite 105

Wilmington, DE 19806

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

SEMI-ANNUAL REPORT

November 30, 2012

CLOUD CAPITAL FUNDS

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Fund Adviser:

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

Toll Free (877) 670-2227

Cloud Capital Strategic Large Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the periods ended November 30, 2012)

	Cumulative		Average Annual Returns
	Six Months	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund – Institutional Class	8.78%	12.35%	3.75%
S&P 500® Index**	9.32%	16.13%	8.81%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 28, 2012, were 1.41% of average daily net assets. Cloud Capital LLC (the “Adviser”) contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $1,000,000 made on June 29, 2011 (commencement of Fund operations) and held through November 30, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-670-2227. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Cloud Capital Strategic Mid Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the periods ended November 30, 2012)

	Cumulative		Average Annual Returns
	Six Months	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Mid Cap Fund – Institutional Class	8.60%	9.86%	1.36%
S&P MidCap 400® Index**	8.93%	14.93%	4.12%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 28, 2012, were 1.69% of average daily net assets (1.41% after fee waiver/expense reimbursements). Cloud Capital LLC (the “Adviser”) contractually agreed to waive or limit its fees an to assume other certain operating expenses of the Fund until May 31, 2014, so that Total Annual Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P MidCap 400® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $1,000,000 made on June 29, 2011 (commencement of Fund operations) and held through November 30, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-670-2227. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ABOUT THE FUND’S EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund – Institutional Class	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period Ended November 30, 2012*
Actual	$1,000.00	$1,087.80	$7.33
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.05	$7.09

* Expenses are equal to the Cloud Capital Strategic Large Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Mid Cap Fund – Institutional Class	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period Ended November 30, 2012*
Actual	$1,000.00	$1,086.00	$7.33
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.04	$7.09

* Expenses are equal to the Cloud Capital Strategic Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks – 98.3%

Consumer Discretionary – 10.2%
Abercrombie & Fitch Co., Class A	839	$38,488
Amazon.com, Inc. *	316	79,729
Apollo Group, Inc., Class A *	1,967	37,746
AutoNation, Inc. *	1,949	75,912
AutoZone, Inc. *	99	38,140
Bed Bath & Beyond, Inc. *	1,312	77,049
Best Buy Co., Inc.	2,961	38,816
Big Lots, Inc. *	1,378	38,818
Cablevision Systems Corp.	2,746	38,000
CarMax, Inc. *	1,065	38,602
Carnival Corp.	983	38,002
CBS Corp., Class B	1,071	38,517
Chipotle Mexican Grill, Inc. *	292	76,921
Coach, Inc.	646	37,344
Comcast Corp., Class A	2,129	79,146
D.R. Horton, Inc.	1,899	36,961
Darden Restaurants, Inc.	710	37,539
DeVry, Inc.	2,964	77,264
DIRECTV, Class A *	765	38,033
Discovery Communications, Inc., Class A *	1,335	80,638
Dollar Tree, Inc. *	1,830	76,365
Expedia, Inc.	624	38,609
Family Dollar Stores, Inc.	544	38,699
Ford Motor Co.	3,381	38,715
GameStop Corp., Class A	1,412	37,072
Gannett Co., Inc.	2,168	38,806
Gap, Inc./The	2,176	74,982
Genuine Parts Co.	612	39,815
Goodyear Tire & Rubber Co./The *	3,244	40,874
H & R Block, Inc.	2,083	37,548
Harley-Davidson, Inc.	809	38,009
Harman International Industries, Inc.	2,005	79,332
Hasbro, Inc.	2,018	77,600
Home Depot, Inc./The	1,206	78,466

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
International Game Technology	2,881	$39,965
Interpublic Group of Cos., Inc./The	3,637	39,355
JC Penney Co., Inc.	2,163	38,812
Johnson Controls, Inc.	1,415	38,967
Kohl’s Corp.	1,500	66,973
Leggett & Platt, Inc.	1,391	38,748
Lennar Corp., Class A	970	36,910
Limited Brands, Inc.	2,777	144,841
Lowe’s Companies, Inc.	1,076	38,842
Macy’s, Inc.	951	36,806
Marriott International, Inc., Class A	2,217	80,461
Mattel, Inc.	1,033	38,763
McDonald’s Corp.	441	38,374
McGraw-Hill Cos., Inc./The	731	38,836
Meredith Corp.	1,238	38,602
Netflix, Inc. *	937	76,582
Newell Rubbermaid, Inc.	1,784	38,913
News Corp., Class A	1,581	38,966
NIKE, Inc., Class B	389	37,951
Nordstrom, Inc.	694	37,528
Omnicom Group, Inc.	794	39,506
O’Reilly Automotive, Inc. *	837	78,762
Priceline.com, Inc. *	121	80,225
Pulte Group, Inc. *	2,198	36,946
Ralph Lauren Corp.	238	37,463
Ross Stores, Inc.	1,360	77,405
Scripps Networks Interactive, Inc., Class A	1,293	76,321
Sears Holdings Corp. *	816	34,266
Staples, Inc.	6,561	76,761
Starbucks Corp.	748	38,778
Starwood Hotels & Resorts Worldwide, Inc.	715	38,594
Target Corp.	604	38,141
Tiffany & Co.	1,232	72,678
Time Warner Cable, Inc., Class A	828	78,557
Time Warner, Inc.	811	38,380
TJX Cos., Inc./The	875	38,794

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
TripAdvisor, Inc. *	1,001	$38,220
Urban Outfitters, Inc. *	992	37,416
VF Corp.	243	38,968
Viacom, Inc., Class B	750	38,685
Walt Disney Co./The	772	38,320
Washington Post Co./The, Class B	110	40,234
Whirlpool Corp.	768	78,186
Wyndham Worldwide Corp.	772	37,900
Wynn Resorts Ltd.	711	79,863
Yum! Brands, Inc.	513	34,412

		4,105,533

Consumer Staples – 11.1%
Altria Group, Inc.	4,102	138,691
Archer-Daniels-Midland Co.	2,676	71,461
Avon Products, Inc.	5,097	71,101
Beam, Inc.	1,329	74,592
Brown-Forman Corp., Class B	1,035	72,661
Campbell Soup Co.	3,743	137,543
Clorox Co./The	956	72,971
Coca-Cola Co./The	1,893	71,785
Coca-Cola Enterprises, Inc.	2,327	72,562
Colgate-Palmolive Co.	1,262	136,883
ConAgra Foods, Inc.	2,410	71,972
Constellation Brands, Inc., Class A *	3,907	140,168
Costco Wholesale Corp.	1,406	146,222
CVS Caremark Corp.	3,016	140,293
Dean Foods Co. *	4,240	72,676
Dr. Pepper Snapple Group, Inc.	1,605	71,992
Estee Lauder Cos., Inc./The, Class A	2,310	134,537
General Mills, Inc.	1,750	71,736
H.J. Heinz Co.	1,231	71,957
Hershey Co./The	1,889	138,413
Hillshire Brands Co.	2,571	71,608
Hormel Foods Corp.	4,463	138,390
JM Smucker Co./The	826	73,071

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Consumer Staples – (continued)
Kellogg Co.	2,450	$135,870
Kimberly-Clark Corp.	828	70,979
Kroger Co./The	2,858	74,996
Lorillard, Inc.	583	70,653
McCormick & Co., Inc.	1,095	70,717
Mead Johnson Nutrition Co.	2,035	138,790
Molson Coors Brewing Co., Class B	3,383	140,257
Mondelez International, Inc., Class A	5,383	139,374
PepsiCo, Inc.	1,014	71,187
Philip Morris International, Inc.	1,524	136,969
Procter & Gamble Co.	3,737	260,933
Reynolds American, Inc.	1,654	72,295
Safeway, Inc.	8,225	140,732
SUPERVALU, Inc.	26,293	62,576
Sysco Corp.	4,361	138,038
Tyson Foods, Inc., Class A	3,818	73,194
Walgreen Co.	4,144	140,533
Wal-Mart Stores, Inc.	1,960	141,130
Whole Foods Market, Inc.	1,492	139,329

		4,481,837

Energy – 10.5%
Alpha Natural Resources, Inc. *	20,475	153,150
Anadarko Petroleum Corp.	983	71,960
Apache Corp.	1,884	145,240
Baker Hughes, Inc.	1,735	74,872
Cabot Oil & Gas Corp.	1,515	71,367
Cameron International Corp. *	1,364	73,590
Chesapeake Energy Corp.	4,183	71,243
Chevron Corp.	1,397	147,607
ConocoPhillips	2,568	146,244
Consol Energy, Inc.	2,290	71,776
Denbury Resources, Inc. *	4,798	74,029
Devon Energy Corp.	1,367	70,613
Diamond Offshore Drilling, Inc.	2,166	149,454
Energy Transfer Partners LP (a)	1,695	74,394

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Energy – (continued)
EOG Resources, Inc.	629	$74,012
EQT Corp.	1,189	71,407
Exxon Mobil Corp.	1,657	146,039
FMC Technologies, Inc. *	1,774	72,489
Halliburton Co.	4,537	151,305
Helmerich & Payne, Inc.	2,900	151,369
Hess Corp.	1,466	72,744
Kinder Morgan, Inc.	2,151	72,715
Marathon Oil Corp.	4,710	145,289
Marathon Petroleum Corp.	2,473	147,264
Murphy Oil Corp.	1,268	71,962
Nabors Industries Ltd. *	5,257	77,274
National Oilwell Varco, Inc.	2,072	141,484
Newfield Exploration Co. *	2,994	72,882
Noble Corp.	2,121	73,149
Noble Energy, Inc.	757	74,004
Occidental Petroleum Corp.	1,934	145,449
Peabody Energy Corp.	2,971	74,603
Pioneer Natural Resources Co.	688	73,616
QEP Resources, Inc.	2,548	71,659
Range Resources Corp.	1,084	69,416
Rowan Cos. PLC *	2,346	74,449
Schlumberger Ltd.	1,041	74,550
Southwestern Energy Co. *	2,044	70,955
Spectra Energy Corp.	5,249	146,703
Tesoro Corp.	3,491	147,579
Valero Energy Corp.	4,648	149,938
Williams Cos., Inc./The	2,220	72,905
WPX Energy, Inc. *	4,547	71,799

		4,254,548

Financials – 8.5%
ACE Ltd.	512	40,545
Aflac, Inc.	779	41,297
Allstate Corp./The	985	39,880
American Express Co.	1,456	81,413

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Financials – (continued)
American International Group, Inc. *	1,226	$40,616
Ameriprise Financial, Inc.	661	40,079
Aon PLC	1,410	80,101
Assurant, Inc.	1,174	40,151
Bank of America Corp.	4,091	40,340
Bank of New York Mellon Corp./The	1,655	39,620
BB&T Corp.	1,417	39,921
Berkshire Hathaway, Inc., Class B *	454	39,996
BlackRock, Inc.	409	80,682
Capital One Financial Corp.	694	39,994
CBRE Group, Inc. *	2,232	42,251
Charles Schwab Corp./The	3,087	40,442
Chubb Corp./The	524	40,355
Cincinnati Financial Corp.	1,003	40,650
Citigroup, Inc.	1,134	39,200
CME Group, Inc.	1,467	81,056
Comerica, Inc.	1,340	39,660
Discover Financial Services	982	40,851
E*Trade Financial Corp. *	4,762	40,095
Federated Investors, Inc., Class B	2,019	40,081
Fifth Third Bancorp	5,452	79,820
First Horizon National Corp.	4,159	39,346
Franklin Resources, Inc.	304	40,151
Genworth Financial, Inc., Class A *	7,073	42,084
Goldman Sachs Group, Inc./The	665	78,280
Hartford Financial Services Group, Inc./The	1,905	40,358
Hudson City Bancorp, Inc.	9,897	79,772
IntercontinentalExchange, Inc. *	613	80,975
Invesco Ltd.	3,221	80,502
JPMorgan Chase & Co.	1,956	80,371
KeyCorp	9,593	77,514
Legg Mason, Inc.	3,113	79,468
Leucadia National Corp.	1,921	42,556
Lincoln National Corp.	1,637	40,429
Loews Corp.	981	40,093
M&T Bank Corp.	407	39,792

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Financials – (continued)
Marsh & McLennan Cos., Inc.	2,261	$79,632
MetLife, Inc.	1,226	40,688
Moody’s Corp.	1,702	82,663
Morgan Stanley	2,396	40,426
NASDAQ OMX Group, Inc./The	3,387	82,066
Northern Trust Corp.	1,667	80,062
NYSE Euronext	3,502	81,781
People’s United Financial, Inc.	6,582	80,232
PNC Financial Services Group, Inc.	722	40,509
Principal Financial Group, Inc.	1,476	40,064
Progressive Corp./The	1,866	39,642
Prudential Financial, Inc.	781	40,692
Regions Financial Corp.	6,043	40,310
SLM Corp.	4,800	79,448
State Street Corp.	894	39,721
SunTrust Banks, Inc.	2,951	80,123
T. Rowe Price Group, Inc.	1,232	79,697
Torchmark Corp.	772	40,148
Travelers Cos., Inc./The	563	39,866
U.S. Bancorp	1,239	39,970
Unum Group	1,965	40,072
Wells Fargo & Co.	1,214	40,067
XL Group PLC	1,672	40,691
Zions Bancorp.	1,991	39,961

		3,419,318

Health Care – 10.7%
Abbott Laboratories	859	55,842
Aetna, Inc.	2,565	110,762
Agilent Technologies, Inc.	2,956	113,193
Allergan, Inc.	1,201	111,381
AmerisourceBergen Corp.	1,341	56,602
Amgen, Inc.	635	56,347
Baxter International, Inc.	838	55,567
Becton, Dickinson & Co.	718	55,030
Biogen Idec, Inc. *	372	55,502

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Health Care – (continued)
Boston Scientific Corp. *	19,248	$106,634
Bristol-Myers Squibb Co.	3,380	110,294
C.R. Bard, Inc.	1,125	111,411
Cardinal Health, Inc.	1,400	56,636
CareFusion Corp. *	1,989	55,525
Celgene Corp. *	1,402	110,153
Cerner Corp. *	1,440	111,194
CIGNA Corp.	1,051	54,960
Coventry Health Care, Inc.	2,547	111,274
Covidien PLC	1,909	110,948
DaVita, Inc. *	1,011	109,146
DENTSPLY International, Inc.	1,410	55,959
Edwards LifeSciences Corp. *	1,304	113,149
Eli Lilly & Co.	1,147	56,228
Express Scripts Holding Co. *	2,102	113,175
Forest Laboratories, Inc. *	1,646	58,369
Gilead Sciences, Inc. *	1,470	110,217
Hospira, Inc. *	3,782	112,709
Humana, Inc.	844	55,214
Intuitive Surgical, Inc. *	209	110,468
Johnson & Johnson	799	55,747
Laboratory Corp. of America Holdings *	663	56,061
Life Technologies Corp. *	2,238	110,441
McKesson Corp.	1,187	112,165
Medtronic, Inc.	1,288	54,220
Merck & Co., Inc.	2,507	111,075
Mylan, Inc. *	2,026	55,055
Patterson Cos., Inc.	1,641	55,955
PerkinElmer, Inc.	3,562	112,744
Perrigo Co.	1,083	112,102
Pfizer, Inc.	4,531	113,366
Quest Diagnostics, Inc.	963	55,655
St. Jude Medical, Inc.	3,433	117,682
Stryker Corp.	1,013	54,881
Tenet Healthcare Corp. *	1,951	56,490
Thermo Fisher Scientific, Inc.	1,771	112,562

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Health Care – (continued)
UnitedHealth Group, Inc.	1,040	$56,579
Varian Medical Systems, Inc. *	798	55,210
Waters Corp. *	663	56,023
Watson Pharmaceutical, Inc. *	1,438	126,526
WellPoint, Inc.	997	55,753
Zimmer Holdings, Inc.	1,667	109,958

		4,310,139

Industrials – 10.8%
3M Co.	586	53,294
Avery Dennison Corp.	1,570	52,510
Boeing Co./The	716	53,155
BorgWarner, Inc. *	1,192	79,020
Caterpillar, Inc.	1,250	106,537
CH Robinson Worldwide, Inc.	867	53,558
Cintas Corp.	1,300	53,876
Cooper Industries PLC	675	50,282
CSX Corp.	5,253	103,802
Cummins, Inc.	1,046	102,668
Danaher Corp.	1,013	54,668
Deere & Co.	1,246	104,695
Dover Corp.	841	53,472
Dun & Bradstreet Corp.	684	54,135
Eaton Corp. PLC	1,033	53,865
Emerson Electric Co.	1,078	54,142
Equifax, Inc.	1,045	53,561
Expeditors International of Washington, Inc.	3,527	131,963
Fastenal Co.	2,569	107,390
FedEx Corp.	1,189	106,432
Flowserve Corp.	380	52,665
Fluor Corp.	1,996	105,966
General Dynamics Corp.	818	54,370
General Electric Co.	5,022	106,109
Honeywell International, Inc.	872	53,493
Illinois Tool Works, Inc.	871	53,635
Ingersoll-Rand PLC	2,204	107,488

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Industrials – (continued)
Iron Mountain, Inc.	3,600	$113,770
Jacobs Engineering Group, Inc. *	1,299	53,200
Joy Global, Inc.	944	53,806
L-3 Communications Holdings, Inc.	1,373	105,548
Lockheed Martin Corp.	570	53,143
Masco Corp.	3,112	52,773
Norfolk Southern Corp.	905	54,645
Northrop Grumman Corp.	810	54,038
PACCAR, Inc.	1,225	53,815
Pall Corp.	1,781	105,926
Parker Hannifin Corp.	652	53,527
Pitney Bowes, Inc.	4,790	53,599
Precision Castparts Corp.	589	108,067
Quanta Services, Inc. *	2,097	54,218
R.R. Donnelley & Sons Co.	5,442	51,151
Raytheon Co.	942	53,800
Republic Services, Inc.	3,760	107,052
Robert Half International, Inc.	1,901	53,716
Rockwell Automation, Inc.	672	53,282
Rockwell Collins, Inc.	943	53,936
Roper Industries, Inc.	476	53,103
Ryder System, Inc.	1,141	53,709
Snap-on, Inc.	679	53,936
Southwest Airlines Co.	11,226	106,988
Stanley Black & Decker, Inc.	1,487	106,953
Stericycle, Inc. *	570	53,232
Textron, Inc.	4,402	103,400
Tyco International Ltd.	1,923	54,545
Union Pacific Corp.	861	105,766
United Parcel Service, Inc., Class B	1,465	107,140
United Technologies Corp.	675	54,039
W.W. Grainger, Inc.	279	54,094
Waste Management, Inc.	1,656	53,939
Xylem, Inc.	2,027	52,892

		4,373,499

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Information Technology – 11.6%
Accenture PLC, Class A	1,062	$72,141
Adobe Systems, Inc. *	2,139	74,029
Advanced Micro Devices, Inc. *	18,993	41,785
Akamai Technologies, Inc. *	2,049	75,024
Altera Corp.	2,254	72,995
Amphenol Corp., Class A	579	35,864
Analog Devices, Inc.	1,755	71,264
Apple, Inc.	1,629	953,648
Applied Materials, Inc.	6,820	73,181
Autodesk, Inc. *	2,243	74,302
Automatic Data Processing, Inc.	643	36,514
BMC Software, Inc. *	877	35,925
Broadcom Corp., Class A	1,109	35,904
CA, Inc.	1,618	35,848
Cisco Systems, Inc.	1,882	35,595
Citrix Systems, Inc. *	1,170	71,562
Cognizant Technology Solutions Corp., Class A *	1,080	72,583
Computer Sciences Corp.	1,884	71,712
Corning, Inc.	5,826	71,247
Dell, Inc.	7,299	70,365
eBay, Inc. *	1,388	73,301
Electronic Arts, Inc. *	2,445	36,206
EMC Corp. *	1,445	35,875
F5 Networks, Inc. *	773	72,394
Fidelity National Information Services, Inc.	2,002	72,274
First Solar, Inc. *	1,388	37,459
Fiserv, Inc. *	945	72,744
FLIR Systems, Inc.	3,576	72,957
Google, Inc., Class A *	112	77,965
Harris Corp.	1,520	71,641
Hewlett-Packard Co.	2,859	37,144
Intel Corp.	1,785	34,927
International Business Machines Corp.	186	35,340
Intuit, Inc.	614	36,778
Jabil Circuit, Inc.	3,779	71,801
JDS Uniphase Corp. *	3,094	37,527

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Information Technology – (continued)
Juniper Networks, Inc. *	2,130	$38,305
KLA-Tencor Corp.	795	36,140
Lam Research Corp. *	1,020	35,810
Lexmark International, Inc., Class A	1,446	35,184
Linear Technology Corp.	1,113	36,954
LSI Corp. *	5,259	35,449
MasterCard, Inc., Class A	148	72,190
Microchip Technology, Inc.	1,200	36,505
Micron Technology, Inc. *	6,226	37,229
Microsoft Corp.	1,315	35,000
Molex, Inc.	1,352	35,671
Motorola Solutions, Inc.	659	35,864
NetApp, Inc. *	1,140	36,137
NVIDIA Corp.	5,830	69,842
Oracle Corp.	1,136	36,466
Paychex, Inc.	1,113	36,210
QUALCOMM, Inc.	1,140	72,529
Red Hat, Inc. *	740	36,575
SAIC, Inc.	3,040	35,051
Salesforce.com, Inc. *	450	70,966
SanDisk Corp. *	1,793	70,108
Symantec Corp. *	3,915	73,441
TE Connectivity Ltd	2,041	71,817
Teradata Corp. *	571	33,968
Teradyne, Inc. *	4,531	70,869
Texas Instruments, Inc.	2,400	70,720
Total System Services, Inc.	1,621	35,570
VeriSign, Inc. *	1,788	61,036
Visa, Inc., Class A	485	72,628
Western Digital Corp.	2,040	68,211
Western Union Co./The	2,785	35,118
Xerox Corp.	10,829	73,749
Xilinx, Inc.	1,020	35,352
Yahoo!, Inc. *	3,732	70,051

		4,664,536

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Materials – 10.5%
Air Products & Chemicals, Inc.	2,422	$200,874
Airgas, Inc.	1,141	101,046
Alcoa, Inc.	12,065	101,464
Allegheny Technologies, Inc.	3,832	100,318
Ball Corp.	4,513	201,670
Bemis Co., Inc.	6,017	202,186
CF Industries Holdings, Inc.	962	205,878
Cliffs Natural Resources, Inc.	6,599	189,710
Dow Chemical Co./The	3,372	101,801
Du Pont (E.I.) de Nemours & Co.	4,620	199,308
Eastman Chemical Co.	3,384	205,888
Ecolab, Inc.	1,433	103,255
FMC Corp.	3,616	200,542
Freeport-McMoRan Copper & Gold, Inc., Class B	5,188	202,392
International Flavors & Fragrances, Inc.	1,562	101,601
International Paper Co.	2,759	102,468
MeadWestvaco Corp.	3,389	104,763
Monsanto Co.	2,198	201,328
Mosaic Co./The	1,875	101,382
Newmont Mining Corp.	2,144	100,972
Nucor Corp.	2,446	100,724
Owens-Illinois, Inc. *	10,342	207,156
PPG Industries, Inc.	816	101,359
Praxair, Inc.	1,885	202,097
Sealed Air Corp.	5,892	99,099
Sherwin-Williams Co./The	634	96,672
Sigma-Aldrich Corp.	1,390	100,836
Titanium Metals Corp.	6,043	100,437
United States Steel Corp.	4,605	99,284
Vulcan Materials Co.	2,034	107,480

		4,243,990

Real Estate Investment Trusts – 1.8%
Apartment Investment & Management Co., Class A	1,581	39,624
AvalonBay Communities, Inc.	298	39,307
Boston Properties, Inc.	394	40,405

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Real Estate Investment Trusts – (continued)
Equity Residential	711	$39,456
HCP, Inc.	1,765	79,521
Health Care REIT, Inc.	675	39,741
Host Hotels & Resorts, Inc.	2,748	40,368
Kimco Realty Corp.	2,108	40,593
Plum Creek Timber Co., Inc.	960	41,125
ProLogis, Inc.	1,183	40,161
Public Storage, Inc.	560	78,703
Simon Property Group, Inc.	529	80,456
Ventas, Inc.	620	39,439
Vornado Realty Trust	531	40,553
Weyerhaeuser Co.	1,492	41,121

		720,573

Telecommunication Services – 1.4%
American Tower Corp., Class A	1,074	80,463
AT&T, Inc.	2,104	71,818
CenturyLink, Inc.	1,840	71,473
Crown Castle International Corp. *	1,073	72,449
Frontier Communications Corp.	7,780	37,422
MetroPCS Communications, Inc. *	3,320	35,353
Sprint Nextel Corp. *	6,334	36,293
Verizon Communications, Inc.	1,665	73,474
Windstream Corp.	8,592	71,999

		550,744

Utilities – 11.2%
AES Corp./The	12,773	136,284
AGL Resources, Inc.	3,400	132,529
Ameren Corp.	4,579	137,246
American Electric Power Co., Inc.	3,150	134,352
CenterPoint Energy, Inc.	6,657	131,337
CMS Energy Corp.	5,465	133,507
Consolidated Edison, Inc.	3,191	178,036
Dominion Resources, Inc., Class A	2,575	131,588
DTE Energy Co.	2,197	133,095

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Utilities – (continued)
Duke Energy Corp.	4,248	$271,107
Edison International	2,928	133,171
Entergy Corp.	2,096	133,181
Exelon Corp.	4,377	132,265
FirstEnergy Corp.	3,132	132,999
Integrys Energy Group, Inc.	2,449	130,190
NextEra Energy, Inc.	1,925	132,266
NiSource, Inc.	5,514	133,274
Northeast Utilities	3,416	132,317
NRG Energy, Inc.	6,368	134,366
Oneok, Inc.	7,901	354,532
Pepco Holdings, Inc.	6,760	133,447
PG&E Corp.	3,229	132,234
Pinnacle West Capital Corp.	2,626	135,152
PPL Corp.	4,567	134,052
Public Service Enterprise Group, Inc.	4,408	132,641
SCANA Corp.	2,874	133,180
Sempra Energy	1,958	133,990
Southern Co.	3,072	133,789
TECO Energy, Inc.	8,062	135,518
Wisconsin Energy Corp.	3,590	134,716
Xcel Energy, Inc.	4,948	133,856

		4,540,217

TOTAL COMMON STOCKS (Cost $38,058,077)		39,664,934

Exchange-Traded Funds – 0.1%
ProShares UltraPro S&P 500 Fund	300	25,755

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,528)		25,755

Cash Equivalents – 1.4%
FOLIOfn Investment Cash Account, 0.010% (b)	72	72
FOLIOfn Investment Sweep Account, 0.010% (b)	575,717	575,717

TOTAL CASH EQUIVALENTS (Cost $575,789)		575,789

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

TOTAL INVESTMENTS (Cost $38,661,394) – 99.8%		$40,266,478

Other assets in excess of liabilities – 0.2%		61,629

NET ASSETS – 100.0%		$40,328,107

(a)	Master Limited Partnership.
(b)	Rate disclosed is the annual percentage yield as of November 30, 2012.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks – 93.5%

Consumer Discretionary – 10.3%
Aaron’s, Inc.	1,793	$51,460
Advance Auto Parts, Inc.	672	49,132
Aeropostale, Inc. *	2,038	28,147
AMC Networks, Inc., Class A *	538	28,370
American Eagle Outfitters, Inc.	2,607	55,267
American Greetings Corp., Class A	1,584	27,315
ANN, Inc. *	1,572	52,746
Ascena Retail Group, Inc. *	2,549	51,230
Bally Technologies, Inc. *	592	26,721
Barnes & Noble, Inc. *	1,697	24,359
Bob Evans Farms, Inc.	1,394	52,536
Brinker International, Inc.	906	27,127
Carter’s, Inc. *	513	27,232
Cheesecake Factory, Inc./The	1,470	50,262
Chico’s FAS, Inc.	2,778	51,804
Deckers Outdoor Corp. *	738	28,253
Dick’s Sporting Goods, Inc.	990	51,981
Dillard’s, Inc., Class A	3	267
Dollar Tree, Inc. *	642	26,793
Domino’s Pizza, Inc. *	5	208
DreamWorks Animation SKG, Inc., Class A *	1,567	26,845
Foot Locker, Inc.	1,456	52,167
Fossil, Inc. *	600	51,881
Gentex Corp.	1,574	27,938
Guess?, Inc.	2,108	54,536
Hanesbrands, Inc. *	772	27,858
HSN, Inc.	515	27,263
International Speedway Corp., Class A	1,034	27,746
ITT Educational Services, Inc. *	3,031	54,948
John Wiley & Sons, Inc., Class A	1,229	52,477
KB Home	1,835	26,356
Lamar Advertising Co. *	1,286	50,507
Life Time Fitness, Inc. *	591	27,824
LKQ Corp. *	2,365	51,845

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
Matthews International Corp., Class A	922	$27,903
MDC Holdings, Inc.	775	27,298
Meredith Corp.	883	27,529
Mohawk Industries, Inc. *	317	27,268
New York Times Co./The, Class A *	3,362	27,269
NVR, Inc. *	30	27,167
Office Depot, Inc. *	8,346	28,042
Panera Bread Co., Class A *	168	26,935
PetSmart, Inc.	741	52,389
Polaris Industries, Inc.	604	51,183
PVH Corp.	243	27,793
RadioShack Corp. (a)	–	–
Regis Corp.	1,643	27,067
Rent-A-Center, Inc.	780	27,125
Saks, Inc. *	2,552	26,793
Scholastic Corp.	988	27,736
Scientific Games Corp., Class A *	3,436	28,621
Service Corp. International	1,938	27,000
Signet Jewelers Ltd.	949	51,011
Sotheby’s	924	26,663
Strayer Education, Inc.	1,041	54,461
Thor Industries, Inc.	700	26,404
Toll Brothers, Inc. *	841	26,785
Tractor Supply Co.	306	27,424
Tupperware Brands Corp.	802	51,980
Under Armour, Inc., Class A *	500	25,900
Valassis Communications, Inc. *	1,990	51,693
Warnaco Group, Inc./The *	385	27,665
Wendy’s Co./The	5,880	27,400
Williams-Sonoma, Inc.	611	27,637
WMS Industries, Inc. *	1,729	29,217

		2,240,759

Consumer Staples – 10.4%
Church & Dwight Co., Inc.	4,855	262,875
Energizer Holdings, Inc.	1,617	128,946

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Consumer Staples – (continued)
Flowers Foods, Inc.	11,427	$268,989
Green Mountain Coffee Roasters, Inc. *	4,343	159,245
Harris Teeter Supermarkets, Inc.	7,173	272,510
Ingredion, Inc.	1,942	126,114
Lancaster Colony Corp.	3,509	265,805
Monster Beverage Corp. *	5,027	261,681
Ralcorp Holding, Inc. *	1,430	127,460
Smithfield Foods, Inc. *	5,737	128,339
Tootsie Roll Industries, Inc.	4,731	128,601
Universal Corp.	2,560	127,729

		2,258,294

Energy – 10.5%
Arch Coal, Inc.	18,687	125,574
Atwood Oceanics, Inc. *	2,686	123,574
Bill Barrett Corp. *	3,427	59,568
CARBO Ceramics, Inc.	1,614	123,582
Cimarex Energy Co.	1,985	119,314
Comstock Resources, Inc. *	3,690	60,508
Dresser-Rand Group, Inc. *	2,385	125,951
Dril-Quip, Inc. *	1,762	123,980
Energen Corp.	2,776	123,604
Energy Transfer Equity LP (b)	1,360	61,836
Forest Oil Corp. *	9,188	58,526
Helix Energy Solutions Group, Inc. *	3,600	63,036
HollyFrontier Corp.	2,693	122,073
Northern Oil and Gas, Inc. *	4,042	63,463
Oceaneering International, Inc.	1,147	60,408
Oil States International, Inc. *	1,813	128,190
Patriot Coal Corp. *	555,790	56,691
Patterson-UTI Energy, Inc.	7,127	126,576
Plains Exploration & Production Co. *	1,804	64,394
Quicksilver Resources, Inc. *	19,109	60,577
SM Energy Co.	1,242	61,709
Superior Energy Services, Inc. *	6,379	129,562
Tidewater, Inc.	2,736	122,726

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Energy – (continued)
Unit Corp. *	1,418	$63,701
World Fuel Services Corp.	1,590	61,934

		2,291,057

Financials – 7.2%
Affiliated Managers Group, Inc. *	361	46,556
American Financial Group, Inc.	582	23,096
Apollo Investment Corp.	2,822	22,918
Arthur J Gallagher & Co.	1,265	46,194
Aspen Insurance Holdings Ltd.	738	23,102
Associated Banc-Corp.	1,739	22,345
Astoria Financial Corp.	4,954	46,220
BancorpSouth, Inc.	1,714	22,677
Bank of Hawaii Corp.	1,047	45,500
Brown & Brown, Inc.	862	23,149
Cathay General Bancorp	1,284	22,980
CBOE Holdings, Inc.	1,565	46,915
City National Corp.	463	22,527
Commerce Bancshares, Inc.	1,253	44,816
Cullen/Frost Bankers, Inc.	408	22,276
East West Bancorp, Inc.	1,055	22,305
Eaton Vance Corp.	1,460	46,531
Everest Re Group Ltd.	214	23,236
Fidelity National Financial, Inc., Class A	939	22,737
First American Financial Corp.	972	23,133
First Niagara Financial Group, Inc.	3,040	22,922
FirstMerit Corp.	1,607	22,629
Fulton Financial Corp.	2,330	22,675
Greenhill & Co., Inc.	947	45,002
Hancock Holding Co.	723	22,704
Hanover Insurance Group, Inc.	632	23,115
HCC Insurance Holdings, Inc.	617	22,744
International Bancshares Corp.	1,254	22,702
Janus Capital Group, Inc.	2,650	21,729
Jefferies Group, Inc.	1,413	23,970
Jones Lang LaSalle, Inc.	288	23,615

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Financials – (continued)
Kemper Corp.	765	$22,648
Mercury General Corp.	553	22,999
MSCI, Inc., Class A *	1,730	50,169
New York Community Bancorp, Inc. *	3,628	47,205
Old Republic International Corp.	2,136	22,408
Prosperity Bancshares, Inc.	552	22,689
Protective Life Corp.	853	23,152
Raymond James Financial, Inc.	602	22,739
Reinsurance Group of America, Inc.	444	22,750
SEI Investments Co.	2,077	45,717
Signature Bank *	317	22,214
StanCorp Financial Group, Inc.	669	22,763
SVB Financial Group *	400	22,103
Synovus Financial Corp.	9,645	22,859
TCF Financial Corp.	1,943	23,078
Trustmark Corp.	1,009	22,421
Valley National Bancorp	4,904	46,785
Waddell & Reed Financial, Inc., Class A	1,423	46,219
Washington Federal, Inc.	2,839	45,625
Webster Financial Corp.	1,068	22,241
Westamerica Bancorp	1,096	46,637
WR Berkley Corp.	575	22,858

		1,561,299

Health Care – 10.3%
Allscripts Healthcare Solutions, Inc. *	7,366	81,909
AMERIGROUP Corp. *	996	91,490
Bio-Rad Laboratories, Inc., Class A *	463	48,359
Catamaran Corp. *	1,022	49,773
Charles River Laboratories International, Inc. *	1,202	46,120
Community Health Systems, Inc. *	1,651	48,641
Cooper Cos., Inc./The	954	90,577
Covance, Inc. *	834	47,556
Endo Pharmaceuticals Holdings, Inc. *	3,220	92,287
Health Management Associates, Inc. *	6,035	47,979
Health Net, Inc. *	2,020	47,577

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Health Care – (continued)
Henry Schein, Inc. *	1,136	$91,724
Hill-Rom Holdings, Inc.	1,753	49,020
HMS Holdings Corp. *	2,115	48,997
Hologic, Inc. *	2,487	47,448
IDEXX Laboratories, Inc. *	990	92,580
LifePoint Hospitals, Inc. *	2,551	91,771
Masimo Corp. *	4,432	91,841
Medicis Pharmaceutical Corp., Class A	2,121	91,718
Mednax, Inc. *	613	48,457
Mettler-Toledo International, Inc. *	260	48,647
Omnicare, Inc.	2,691	97,508
Orthofix International NV *	10	373
Owens & Minor, Inc.	1,678	45,933
Regeneron Pharmaceuticals, Inc. *	275	48,470
ResMed, Inc.	2,208	90,742
STERIS Corp.	1,414	48,311
Techne Corp.	667	47,281
Teleflex, Inc.	688	47,576
Thoratec Corp. *	2,362	87,859
United Therapeutics Corp. *	1,729	90,850
Universal Health Services, Inc., Class B	2,101	94,671
VCA Antech, Inc. *	2,360	49,039
Vertex Pharmaceuticals, Inc. *	1,203	47,860
WellCare Health Plans, Inc. *	1,037	50,067

		2,241,011

Industrials – 10.4%
Acuity Brands, Inc.	361	23,858
AECOM Technology Corp. *	1,062	23,997
AGCO Corp. *	981	45,264
Alaska Air Group, Inc. *	550	23,519
Alliant Techsystems, Inc.	391	23,444
AMETEK, Inc.	1,211	45,196
BE Aerospace, Inc. *	515	24,375
Brink’s Co./The	873	23,970
Carlisle Cos., Inc.	797	45,174

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Industrials – (continued)
CLARCOR, Inc.	506	$23,471
Clean Harbors, Inc. *	416	23,835
Con-way, Inc.	837	23,523
Copart, Inc. *	1,494	45,145
Corporate Executive Board Co./The	1,066	45,631
Corrections Corp. of America	1,318	44,682
Crane Co.	555	23,546
Deluxe Corp.	806	23,226
Donaldson Co., Inc.	1,339	44,970
Esterline Technologies Corp. *	739	45,167
Exelis, Inc.	2,113	23,876
Fortune Brands Home & Security, Inc. *	812	24,358
FTI Consulting, Inc. *	1,516	46,850
Gardner Denver, Inc.	656	45,790
GATX Corp.	568	23,922
General Cable Corp. *	840	24,120
Graco, Inc.	910	44,978
Granite Construction, Inc.	795	24,314
Harsco Corp.	1,185	23,868
Herman Miller, Inc.	1,151	24,319
HNI Corp.	1,536	45,748
Hubbell, Inc., Class B	535	45,086
Huntington Ingalls Industries, Inc. *	1,095	44,740
IDEX Corp.	534	24,024
ITT Corp.	1,074	24,018
JB Hunt Transport Services, Inc.	389	23,151
JetBlue Airways Corp. *	1	4
Kansas City Southern	296	23,117
KBR, Inc.	1,602	44,534
Kennametal, Inc.	626	23,868
Kirby Corp. *	415	24,000
Korn/Ferry International *	1,679	24,218
Landstar System, Inc.	888	44,920
Lennox International, Inc.	441	23,185
Lincoln Electric Holdings, Inc.	962	45,723
Manpower, Inc.	618	23,743

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Industrials – (continued)
Matson, Inc.	1,043	$23,994
Mine Safety Appliances Co.	1,176	45,505
MSC Industrial Direct Co., Inc., Class A	623	45,284
Nordson Corp.	719	44,023
Oshkosh Corp. *	1,445	42,425
Pentair, Inc.	935	45,315
Regal-Beloit Corp.	650	45,370
Rollins, Inc.	1,990	45,308
Shaw Group, Inc./The *	521	23,424
SPX Corp.	654	44,567
Terex Corp. *	962	23,277
Timken Co.	568	25,568
Towers Watson & Co., Class A	871	46,032
Trinity Industries, Inc.	745	23,663
Triumph Group, Inc.	365	23,968
United Rentals, Inc. *	577	23,945
URS Corp.	1,238	46,644
UTi Worldwide, Inc.	3,179	44,891
Valmont Industries, Inc.	320	44,706
Wabtec Corp.	283	23,920
Waste Connections, Inc.	1,396	45,955
Watsco, Inc.	328	23,523
Werner Enterprises, Inc.	1,069	23,191
Woodward, Inc.	674	24,635

		2,261,600

Information Technology – 10.1%
ACI Worldwide, Inc. *	544	23,446
Acxiom Corp. *	2,575	45,546
ADTRAN, Inc.	2,388	46,901
Advent Software, Inc. *	2,052	45,672
Alliance Data Systems Corp. *	323	46,001
ANSYS, Inc. *	680	45,112
AOL, Inc. *	668	25,058
Arrow Electronics, Inc. *	624	23,240
Atmel Corp. *	8,684	48,546

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Information Technology – (continued)
Avnet, Inc. *	796	$23,300
Broadridge Financial Solutions, Inc.	987	23,305
Cadence Design Systems, Inc. *	1,808	23,020
Ciena Corp. *	1,579	23,490
Compuware Corp. *	2,620	24,495
Concur Technologies, Inc. *	706	46,367
Convergys Corp.	1,534	23,945
CoreLogic, Inc. *	910	23,507
Cree, Inc. *	698	22,538
Cypress Semiconductor Corp.	2,331	23,657
Diebold, Inc.	775	23,193
DST Systems, Inc.	407	23,445
Equinix, Inc. *	127	23,549
Factset Research Systems, Inc.	487	45,002
Fair Isaac Corp.	1,049	44,933
Fairchild Semiconductor International, Inc. *	3,504	46,739
Gartner, Inc. *	953	45,649
Global Payments, Inc.	532	23,360
Informatica Corp. *	1,650	44,324
Ingram Micro, Inc., Class A *	2,793	45,242
Integrated Device Technology, Inc. *	3,845	24,111
International Rectifier Corp. *	1,404	23,976
Intersil Corp., Class A	3,351	23,896
Itron, Inc. *	1,070	46,856
Jack Henry & Associates, Inc.	599	23,273
Lam Research Corp. *	1,289	45,271
Lender Processing Services, Inc.	941	23,389
Mantech International Corp., Class A	924	23,073
MEMC Electronic Materials, Inc. *	8,294	24,302
Mentor Graphics Corp. *	3,130	46,731
MICROS Systems, Inc. *	533	23,153
Monster Worldwide, Inc. *	8,093	44,025
National Instruments Corp.	949	23,087
NCR Corp. *	1,878	44,949
NeuStar, Inc., Class A *	1,129	45,379
Parametric Technology Corp. *	1,172	23,714

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Information Technology – (continued)
Plantronics, Inc.	1,387	$46,642
Polycom, Inc. *	4,364	45,644
QLogic Corp. *	2,500	23,699
Rackspace Hosting, Inc. *	683	47,179
RF Micro Devices, Inc. *	5,454	23,563
Riverbed Technology, Inc. *	2,500	44,755
Rovi Corp. *	2,946	45,196
Semtech Corp. *	930	25,424
Silicon Laboratories, Inc. *	566	23,654
Skyworks Solutions, Inc. *	1,073	24,312
Solera Holdings, Inc.	918	47,491
Synopsys, Inc. *	1,379	45,237
Tech Data Corp. *	1,024	45,233
Tellabs, Inc.	8,029	28,582
TIBCO Software, Inc. *	909	22,780
Trimble Navigation Ltd. *	827	46,005
ValueClick, Inc. *	1,247	23,532
VeriFone Systems, Inc. *	1,445	43,920
Vishay Intertechnology, Inc. *	4,845	47,001
Zebra Technologies Corp., Class A *	619	24,112

		2,205,728

Materials – 10.4%
Albemarle Corp.	1,983	118,539
AptarGroup, Inc.	1,202	57,308
Ashland, Inc.	810	57,446
Cabot Corp.	1,504	56,728
Carpenter Technology Corp.	1,233	59,751
Commercial Metals Co.	4,281	58,002
Compass Minerals International, Inc.	1,484	113,378
Cytec Industries, Inc.	1,671	114,700
Domtar Corp.	1,446	115,844
Greif, Inc., Class A	1,369	56,156
Intrepid Potash, Inc. *	5,420	115,333
Louisiana-Pacific Corp. *	3,289	57,292
Martin Marietta Materials, Inc.	654	58,896

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Materials – (continued)
Minerals Technologies, Inc.	1,558	$115,317
NewMarket Corp.	234	62,207
Olin Corp.	2,681	55,580
Packaging Corp. of America	3,141	114,452
Reliance Steel & Aluminum Co.	1,005	56,692
Rock-Tenn Co., Class A	1,785	116,068
RPM International, Inc.	2,030	58,896
Scotts Miracle-Gro Co., Class A	1,380	57,200
Sensient Technologies Corp.	3,198	115,782
Silgan Holdings, Inc.	2,628	116,905
Sonoco Products Co.	1,872	56,299
Steel Dynamics, Inc.	8,951	115,651
Valspar Corp.	1,858	116,625
Worthington Industries, Inc.	2,487	58,603

		2,255,650

Real Estate Investment Trusts – 3.2%
Alexandria Real Estate Equities, Inc.	338	22,951
American Campus Communities, Inc.	518	22,678
BRE Properties, Inc.	472	22,954
Camden Property Trust	345	22,678
Corporate Office Properties Trust	934	23,054
Duke Realty Corp.	1,675	22,611
Equity One, Inc.	1,111	22,965
Essex Property Trust, Inc.	160	22,441
Federal Realty Investment Trust	218	22,669
Highwoods Properties, Inc.	703	22,660
Home Properties, Inc.	385	22,697
Hospitality Properties Trust	2,044	46,410
Liberty Property Trust	646	22,501
Macerich Co./The	398	22,488
Mack-Cali Realty Corp.	1,804	45,614
National Retail Properties, Inc.	734	22,535
Omega Healthcare Investors, Inc.	2,003	45,901
Potlatch Corp.	585	22,795
Rayonier, Inc.	464	23,133

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Real Estate Investment Trusts – (continued)
Realty Income Corp.	572	$23,265
Regency Centers Corp.	1,000	46,845
Senior Housing Properties Trust	1,003	22,422
SL Green Realty Corp.	305	22,975
Taubman Centers, Inc.	293	22,668
UDR, Inc.	969	22,286
Weingarten Realty Investors	908	24,679

		686,875

Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	1,020	23,467
TW Telecom, Inc. *	1,782	45,774

		69,241

Utilities – 10.4%
Alliant Energy Corp.	2,672	119,775
Aqua America, Inc.	4,650	118,758
Atmos Energy Corp.	3,373	118,099
Black Hills Corp.	3,402	121,409
Cleco Corp.	2,993	120,576
Great Plains Energy, Inc.	5,906	119,588
Hawaiian Electric Industries, Inc.	4,774	118,926
IDACORP, Inc.	2,824	120,594
MDU Resources Group, Inc.	5,714	118,399
National Fuel Gas Co.	2,269	118,193
Northeast Utilities	3,048	118,099
NV Energy, Inc.	6,408	117,463
OGE Energy Corp.	2,083	118,986
Oneok, Inc.	10	449
PNM Resources, Inc.	5,620	118,747
Questar Corp.	5,997	117,658
UGI Corp.	3,583	119,039
Vectren Corp.	4,090	119,638

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2012

(Unaudited)

	Shares	Value

Utilities – (continued)
Westar Energy, Inc.	4,178	$119,910
WGL Holdings, Inc.	3,081	120,350

		2,264,656

TOTAL COMMON STOCKS (Cost $19,062,342)		20,336,170

Exchange-Traded Funds – 2.0%
ProShares Ultra MidCap400 Fund *	6,005	426,415

TOTAL EXCHANGE-TRADED FUNDS (Cost $417,928)		426,415

Cash Equivalents – 4.4%
FOLIOfn Investment Cash Account, 0.010% (c)	5,958	5,958
FOLIOfn Investment Sweep Account, 0.010% (c)	956,433	956,433

TOTAL CASH EQUIVALENTS (Cost $962,391)		962,391

TOTAL INVESTMENTS (Cost $20,442,661) – 99.9%		$21,724,976

Other assets in excess of liabilities – 0.1%		20,248

NET ASSETS – 100.0%		$21,745,224

(a)	Shares round to less than a half of share.
(b)	Master Limited Partnership.
(c)	Rate disclosed is the annual percentage yield as of November 30, 2012.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Assets and Liabilities

November 30, 2012

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Assets:
At cost	$38,661,394	$20,442,661

At fair value	$40,266,478	$21,724,976
Receivable for investments sold	177,730	327,351
Receivable for fund shares sold	14,955	2,997
Dividends receivable	105,274	45,164
Tax reclaim receivable	66	45
Prepaid expenses	12,347	11,571

Total assets	40,576,850	22,112,104

Liabilities
Payable to Adviser (a)	25,262	7,047
Payable for securities purchased	181,106	335,264
Payable for fund shares redeemed	15,348	126
Payable to administrator, fund accountant, and transfer agent (a)	8,122	8,184
Payable to custodian	1,000	461
Payable to trustees and officers	500	500
Administrative servicing fees – Institutional Class	3,664	1,189
Other accrued expenses	13,741	14,109

Total liabilities	248,743	366,880

Net Assets	$40,328,107	$21,745,224

Net Assets consist of:
Paid in capital	$36,904,203	$20,501,556
Accumulated net investment income	280,238	61,020
Accumulated net realized gain (loss) from investment transactions	1,538,582	(99,667)
Net unrealized appreciation on investments	1,605,084	1,282,315

Net Assets	$40,328,107	$21,745,224

Institutional Class:
Shares Outstanding (unlimited number of shares authorized, no par value)	2,563,436	1,435,656

Net Asset Value, Offering and Redemption Per Share:	$15.73	$15.15

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Operations

For the six months ended November 30, 2012

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Investment Income
Dividend income	$462,482	$192,906
Interest income	59	40

Total Investment Income	462,541	192,946

Expenses
Investment Adviser fee (a)	165,463	87,455
Administrative servicing fees – Institutional Class	22,119	7,104
Administration expenses (a)	18,801	18,801
Transfer agent expenses (a)	16,739	15,987
Audit expenses	13,060	13,060
Fund accounting expenses (a)	12,534	12,534
Registration expenses	9,844	9,442
Legal expenses	8,072	8,072
Pricing expenses	6,136	4,780
Custodian expenses	5,763	4,509
Report printing expenses	5,208	5,258
Offering expenses	3,203	3,203
Trustee expenses	2,507	2,507
Insurance expense	2,084	2,080
Excise tax expense	340	134
CCO expense	247	247
Miscellaneous expenses	201	135
24f-2 expense	20	2

Total Expenses	292,341	195,310
Fees waived by Adviser	(11,049)	(46,538)

Net operating expenses	281,292	148,772

Net Investment Income	181,249	44,174

Realized & Unrealized Gain on Investments
Net realized gain on investment transactions	1,551,667	803,905
Net change in unrealized appreciation of investments	1,641,341	905,576

Net realized and unrealized gain on investments	3,193,008	1,709,481

Net increase in net assets resulting from operations	$3,374,257	$1,753,655

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Changes In Net Assets

	Cloud Capital Strategic Large Cap Fund		Cloud Capital Strategic Mid Cap Fund
	Six Months Ended November 30, 2012 (Unaudited)	For the period ended May 31, 2012 (a)	Six Months Ended November 30, 2012 (Unaudited)	For the period ended May 31, 2012 (a)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$181,249	$135,646	$44,174	$(369)
Net realized gain (loss) on investment transactions	1,551,667	34,636	803,905	(728,988)
Net change in unrealized appreciation (depreciation) of investments	1,641,341	(36,257)	905,576	376,739

Net increase (decrease) in net assets resulting from operations	3,374,257	134,025	1,753,655	(352,618)

Distributions
From net investment income – Institutional Class	–	(67,036)	–	(13,184)
From net realized gain – Institutional Class	–	(47,743)	–	(174,583)

Total distributions	–	(114,779)	–	(187,767)

Capital Transactions – Institutional Class
Proceeds from shares sold	2,989,733	50,873,007	1,877,754	33,902,757
Reinvestment of distributions	–	51,011	–	74,072
Amount paid for shares redeemed	(4,586,182)	(12,392,965)	(2,404,575)	(12,918,054)

Net increase (decrease) in net assets resulting from capital transactions	(1,596,449)	38,531,053	(526,821)	21,058,775

Total Increase in Net Assets	1,777,808	38,550,299	1,226,834	20,518,390

Net Assets
Beginning of period	38,550,299	–	20,518,390	–

End of period	$40,328,107	$38,550,299	$21,745,224	$20,518,390

Accumulated net investment income included in net assets at end of period	$280,238	$98,989	$61,020	$16,846

Capital Share Transactions – Institutional Class
Shares sold	196,463	3,555,541	129,036	2,410,730
Shares issued in reinvestment of distributions	–	3,605	–	5,360
Shares redeemed	(299,548)	(892,625)	(164,463)	(945,007)

Net increase (decrease) from capital share transactions	(103,085)	2,666,521	(35,427)	1,471,083

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Financial Highlights

(For a share outstanding during the period)

	Six Months Ended November 30, 2012 (Unaudited)		For the period ended May 31, 2012 (a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$14.46		$15.00

Income from investment operations:
Net investment income	0.07		0.07
Net realized and unrealized gain (loss) on investments	1.20		(0.54	) (b)

Total from investment operations	1.27		(0.47)

Less distributions to shareholders:
From net investment income	–		(0.04)
From net realized gains	–		(0.03)

Total distributions	–		(0.07)

Net asset value, end of period	$15.73		$14.46

Total Return (c)	8.78	% (d)	(3.12	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$40,328		$38,550
Ratio of expenses to average net assets	1.40	% (e)	1.40	% (e)
Ratio of expenses to average net assets before waiver	1.46	% (e)	1.90	% (e)
Ratio of net investment income to average net assets	0.90	% (e)	0.53	% (e)
Ratio of net investment income to average net assets before waiver	0.84	% (e)	0.03	% (e)
Portfolio turnover rate	37.38	% (d)	163.38	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Financial Highlights

(For a share outstanding during the period)

	Six Months Ended November 30, 2012 (Unaudited)		For the period ended May 31, 2012 (a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$13.95		$15.00

Income from investment operations:
Net investment income (loss)	0.03		–	(b)
Net realized and unrealized gain (loss) on investments	1.17		(0.92)

Total from investment operations	1.20		(0.92)

Less distributions to shareholders:
From net investment income	–		(0.01)
From net realized gains	–		(0.12)

Total distributions	–		(0.13)

Net asset value, end of period	$15.15		$13.95

Total Return (c)	8.60	% (d)	(6.13	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$21,745		$20,518
Ratio of expenses to average net assets	1.40	% (e)	1.40	% (e)
Ratio of expenses to average net assets before waiver	1.84	% (e)	2.18	% (e)
Ratio of net investment income (loss) to average net assets	0.42	% (e)	–	% (e)
Ratio of net investment (loss) to average net assets before waiver	(0.02	)% (e)	(0.78	)% (e)
Portfolio turnover rate	38.56	% (d)	178.49	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Notes to the Financial Statements

November 30, 2012

(Unaudited)

NOTE 1. ORGANIZATION

The Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Board of Trustees (the “Board”). The Funds each offer two share classes, Class A Shares and Institutional Class Shares. The Funds’ Class A Shares have not yet commenced operations. The Funds’ Institutional Class Shares commenced operations on June 29, 2011. The Funds’ investment adviser is Cloud Capital LLC (the “Adviser”). The investment objective of the Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons. The investment objective of the Mid Cap Fund is to consistently deliver excess returns relative to the S&P Mid Cap 400® Index over three- to five-year time horizons.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds makes no provision for federal income or excise tax. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended November 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties,

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes.

Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effects on net assets, results of operations or net asset values per share of the Funds.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2012.

	Level 1	Level 2	Level 3	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks
Consumer Discretionary	$4,105,533	$–	$–	$4,105,533
Consumer Staples	4,481,837	–	–	4,481,837
Energy	4,254,548	–	–	4,254,548
Financials	3,419,318	–	–	3,419,318
Health Care	4,310,139	–	–	4,310,139
Industrials	4,373,499	–	–	4,373,499
Information Technology	4,664,536	–	–	4,664,536
Materials	4,243,990	–	–	4,243,990
Real Estate Investment Trusts	720,573	–	–	720,573
Telecommunication Services	550,744	–	–	550,744
Utilities	4,540,217	–	–	4,540,217
Exchange-Traded Funds	25,755	–	–	25,755
Cash Equivalents	575,789	–	–	575,789

Total	40,266,478	–	–	40,266,478

Cloud Capital Strategic Mid Cap Fund
Common Stocks
Consumer Discretionary	2,240,759	–	–	2,240,759
Consumer Staples	2,258,294	–	–	2,258,294
Energy	2,291,057	–	–	2,291,057
Financials	1,561,299	–	–	1,561,299
Health Care	2,241,011	–	–	2,241,011
Industrials	2,261,600	–	–	2,261,600
Information Technology	2,205,728	–	–	2,205,728
Materials	2,255,650	–	–	2,255,650
Real Estate Investment Trusts	686,875	–	–	686,875
Telecommunication Services	69,241	–	–	69,241
Utilities	2,264,656	–	–	2,264,656
Exchange-Traded Funds	426,415	–	–	426,415
Cash Equivalents	962,391	–	–	962,391

Total	21,724,976	–	–	21,724,976

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended November 30, 2012.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Trustees. As compensation for its management services, effective September 28, 2012, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. Prior to September 28, 2012, each Fund was obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets. For the six months ended November 30, 2012, the Adviser earned fees of $165,463 from the Large Cap Fund and $87,455 from the Mid Cap Fund before the waivers described below. At November 30, 2012, the Funds owed the Adviser $25,262 and $7,047, respectively, for the excess of management fees earned over expenses waived during the period.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of each Fund until May 31, 2014, so that total annual fund operating expenses do not exceed 1.40%. This operating expense limitation does not apply to, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, brokerage fees and commissions, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”). This limitation also excludes any “acquired fund fees and expenses” as that term is described in each Fund’s prospectus. For the six months ended November 30, 2012, the Adviser waived fees of $11,049 from the Large Cap Fund and $46,538 from the Mid Cap Fund. These amounts are subject to potential recoupment by the Adviser through May 31, 2016.

The waiver and/or reimbursement by the Adviser with respect to the Funds are subject to repayment by the Funds within the three fiscal years following the fiscal year in

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended November 30, 2012, HASI earned fees of $18,801 for the Large Cap Fund and $18,801 for the Mid Cap Fund.

At November 30, 2012, HASI was owed $3,176 from the Large Cap Fund and $3,176 from the Mid Cap Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended November 30, 2012, HASI earned fees of $16,739 for the Large Cap Fund and $15,987 for the Mid Cap Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At November 30, 2012, HASI was owed $2,829 from the Large Cap Fund and $2,891 from the Mid Cap Fund for transfer agent services and out-of-pocket expenses.

For the six months ended November 30, 2012, HASI earned fees of $12,534 from the Large Cap Fund and $12,534 from the Mid Cap Fund for fund accounting services. At November 30, 2012, HASI was owed $2,117 from the Large Cap Fund and $2,117 from the Mid Cap Fund for fund accounting services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.40% of the average daily net assets of the Class A Shares of each Fund in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or Adviser may pay all

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. There were no 12b-1 fees for the six months ended November 30, 2012, as the Class A Shares of each Fund have yet to commence operations.

The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of the average daily net assets of each Fund’s Institutional Class shares. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or onetime payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems. For the six months ended November 30, 2012, the Large Cap Fund and Mid Cap Fund incurred administrative servicing fees of $22,119 and $7,104, respectively. At November 30, 2012, the Large Cap Fund and Mid Cap Fund owed $3,664 and $1,189 in administrative servicing fees, respectively.

The Distributor acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the six months ended November 30, 2012, there were no sales charges or CDSC fees deducted from the proceeds of sales, and redemption of capital shares, as the Fund’s Class A shares have not yet commenced.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Fund	Purchases	Sales
Large Cap Fund	$14,646,013	$28,355,544
Mid Cap Fund	7,883,945	8,674,588

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES - (continued)

At November 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$39,935,765	$2,912,411	$(2,581,698)	$330,713
Mid Cap Fund	21,803,132	1,947,003	(2,025,159)	(78,156)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,274,371 for the Large Cap Fund and $1,360,471 for the Mid Cap Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At November 30, 2012, FOLIOfn Investments, Inc. (“FOLIOfn”) owned, as record shareholder, 48.01% of the outstanding shares of the Cloud Capital Strategic Large Cap Fund. At November 30, 2012, FOLIOfn Investments, Inc. (“FOLIOfn”) and TD Ameritrade Trust Company (“TD Ameritrade”) owned, as record shareholder, 60.70% and 31.99%, respectively, of the outstanding shares of the Cloud Capital Strategic Mid Cap Fund. The Trust does not know whether FOLIOfn or TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 24, 2012, the Large Cap Fund paid an income distribution of $0.1386 per share, a short-term capital gain distribution of $0.9148 per share, and a long-term capital gain distribution of $0.0790 per share to shareholders of record as of December 21, 2012.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2012

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - (continued)

On December 24, 2012, the Mid Cap Fund paid an income distribution of $0.0811 per share, a short-term capital gain distribution of $0.7316 per share, and a long-term capital gain distribution of $0.0716 per share to shareholders of record as of December 21, 2012.

The tax characterization of distributions paid for the fiscal period ended May 31, 2012 was as follows:

Fund	Ordinary Income*	Total Distributions
Large Cap Fund	$114,779	$114,779
Mid Cap Fund	187,767	187,767

*	Short term capital gains distributions are treated as ordinary income for tax purposes.

At May 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Large Cap Fund	$1,363,804	$3,940	$(1,310,628)	$57,116
Mid Cap Fund	478,714	1,683	(982,917)	(502,520)

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since November 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 670-2227 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 670-2227 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66224

CUSTODIAN

FOLIOfn Investments, Inc.

8180 Greensboro Drive

8th Floor

McLean, VA 22102

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

To Shareholders of the LS Opportunity Fund,

Long Short Advisors, LLC (LSA, the “Advisor”) launched the LS Opportunity Fund (LSOFX, the “Fund”) on September 30, 2010 to offer access to Independence Capital Asset Partners’ (ICAP, the “Sub-Advisor”) long/short equity strategy in a 1940 Act mutual fund structure. While the Fund was established in 2010, the investment team at ICAP has been operating a traditional hedge fund with a similar investment objective since 2004. Through extensive research, implementation of risk management, diversification and limited use of leverage, the Fund seeks to preserve capital while delivering above-market returns and managing volatility. For more information on the Advisor, Sub-Advisor or the Fund, please visit our website at www.longshortadvisors.com.

Market Review

The six-month period ending November 30, 2012 (the “Period”) began on a sour note as the Standard & Poor’s 500 Index (S&P 500) lost almost 2.5% on June 1, 2012, completing a 9% drawdown from May 1, 2012. However, despite this poor start and a string of weaker than expected economic reports from the US, Europe and China through the summer, this proved to be the low point for equity markets for the Period. As has been the case over the past two years, the promise of expanded monetary easing from government authorities once again trumped a marked deterioration in global macroeconomic data.

A double digit market upswing since June 2, 2012 left the S&P 500 with a cumulative return over the six-month Period of 9.3% with 100% net exposure. Over the same period, the Fund posted a cumulative total return of 6.1% with an average month-end net exposure for the Period of just 48.9%. We believe the Fund’s comparison to the long-only S&P 500 should be evaluated in the context of net exposure. Additionally, the Fund outperformed its long/short equity benchmark, the HFRX Equity Hedge Index (HFRX), which returned just 3.7%.

1

Management Discussion of Fund Performance

Backed by our belief that the economic recovery was sputtering and could contract, we crafted a portfolio of equities that, in our view, had prospective return profiles independent of economic outcomes. The Fund’s largest investments this period included companies that were proactively managing their assets and capital base to enhance long-term shareholder returns.

Contributors

The Fund profited from positive development in its four largest long positions, all of which are independent of the global economic slowdown or European debt crisis.

Liberty Media Holdings (LMCA) – ICAP maintains its strong belief in Liberty Media and Sirius Satellite, Liberty’s largest investment holding. Sirius closed the recent Period at a post-2008 high of $2.77 a share, which increased the value of Liberty’s stake to nearly $8 billion. Liberty will exercise board control over Sirius during the 4th quarter and initiate a recapitalization that will force Sirius to on-board debt and use the proceeds to repurchase approximately 35% of the shares outstanding. We believe these events will support an even higher share price for Sirius, the benefit of which will accrue to Liberty.

Davita Healthcare Partners, Inc. (DVA) – Davita’s litigation concerns drove its share price down to $60 a share back in September of 2011. We concluded at the time that the market was over-discounting the litigation risk, which provided us an opportunity to buy a leading franchise with a large margin for error. While there are still other litigation risks outstanding, the recent decision by the U.S. Attorney’s Office in St. Louis to conclude their investigation and take no further action makes us more confident the U.S. Attorney’s Office in Denver will take a similar path. As this remaining litigation risk lifts, investors can refocus on the steady fundamentals of Davita’s kidney dialysis business and its significant acquisition of Health Care Partners that may become the model of integrated care in our country.

Ocwen Financial Corp. (OCN) – The Fund maintains a large position in Ocwen and expects the specialty mortgage loan servicing market to grow over the coming years due in large part to the fact that U.S. banks have realized there is no economic justification for staying in the distressed loan business. We believe the eventual transfer of servicing rights to non-bank servicers like Ocwen is at the beginning of a multi-year cycle. With low operating costs and a strong capital structure, Ocwen is one of the few buyers of mortgage servicing rights. As such, Ocwen can continue to make deals like their recent large acquisition of mortgage servicing rights from a Wilbur Ross affiliate that should significantly enhance their earnings and cash flow growth trajectory.

Constellation Brands, Inc. (STZ) – Earlier this year, Constellation, the world’s largest wine company, announced it would buy the remaining 50% stake of Crown Imports

2

LLC, its thriving U.S. import joint venture with Mexican brewer Grupo Modelo. The deal will give STZ full financial and managerial control of the largest beer importer in the United States. Additionally, the firm reported fiscal second quarter results during the first week in October that indicated positive developments in its struggling wine business. Should this core business continue to improve concurrently with the successful completion of the Crown acquisition, we would expect to enter a new phase of value creation for STZ investors.

Detractors

The Fund was less successful this period with its energy-related equities, including Peabody Energy (BTU), the world’s largest private-sector coal company, and Occidental Petroleum (OXY), the California-based oil and gas exploration and production company, both of which detracted from performance. Other notable detractors included Sarepta Therapeutics Inc. (SRPT), a medical research and drug development company, and Navistar International Corporation (NAV).

Management Outlook

As we look to the next period, the checklist of global risks remains long. While the provision of global stimulus appears to be succeeding in buying time for policy makers to implement fiscal reforms, underlying global growth trends remain tepid. In Europe, we can expect deleveraging and austerity measures to negatively impact growth for years to come. In China, the ascension of new leadership coincides with a rapid economic deceleration. The typical Chinese response to a slowdown is significant stimulus in the form of large-scale infrastructure investment, but the leadership transition may be hindering action. Here at home, it appears that policy measures will take some near-term tail risk out of the market, but stubbornly high unemployment and continued deficit spending are structural problems with no immediate solution.

For the Fund, we continue to look to companies that are less dependent on global growth trends. At period’s end, the Fund’s top 10 positions represented approximately 34.5% of the long book. In addition to Liberty, Ocwen, DaVita, and Constellation Brands, top names include Citigroup, Inc. (C), Lowes Cos. Inc. (LOW), Schlumberger Ltd. (SLB), Altisource Professional Solutions (ASPS), Qualcomm Inc. (QCOM), and Liberty Global (LBTA).

Our short book includes several restaurants facing margin pressure, consumer product companies experiencing product displacement by new technologies, and retail companies facing slower growth and margin pressure. We are also short a number of technology companies whose valuations have become extremely stretched given our view of the competitive market place. Rounding out our short book includes names being negatively affected by the global slowdown.

3

From the Fund’s inception, we have been deliberate in our process and patient with our long-term investments despite periods of extreme volatility and unsettling macro-economic developments. We feel our process has served us well over time and continues to generate out-of-consensus investment ideas that we believe will provide strong risk-adjusted returns for the LS Opportunity Fund into the future.

Thank you for your continued support and we look forward to reporting to you again at the end of our fiscal year in May 2013.

Sincerely,

Jim Hillary

Portfolio Manager, LS Opportunity Fund

Positioning the LS Opportunity Fund in a Portfolio

The most common question we get from advisors and investors alike is where a long/short equity fund fits within a traditional stock and bond allocation. Historically, we would have said it belonged in your equity bucket as a complement to your long-only equity allocation as a means of reducing downside risk. Recently, however, we are also advising investors to use it as a substitute for what will be a low, and potentially negative, return on U.S. bonds in the years to come.

We do not believe yields can fall much further given today’s negative real yield on 10 Year Treasuries

Source: U.S. Treasury, Robert Shiller

4

The secular bull market in bonds has lulled investors into a false sense of security due to consistent annual appreciation since the early 1980s, but this has not always been the case and may not recur in the near future

Time Period	Years of Appreciation	10 Yr Treasury Average Yield	10 Yr Treasury Total Return	S&P 500 Total Return
1982 – 2012	65%	6.5%	8.9%	11.0%
1928 – 1981	41%	4.3%	3.0%	8.3%

Source: U.S. Treasury, Robert Shiller

Past performance does not guarantee future results.

Since the 10 Year Treasury yield peaked at 16% in 1981, price appreciation has added almost 3% to annualized Treasury returns as yields have fallen to today’s near-record low of 1.8%

Since 2000, the universe of long/short equity hedge funds represented by the HFRI Equity Hedge Index has delivered similar risk-adjusted returns to a traditional 60/40 blended portfolio of stocks and bonds; stripping out the recent abnormal bond price appreciation makes an even more compelling case for long/short equity on a historical basis

	January 2000 – November 2012
	Annual Return	Standard Deviation	Beta vs. S&P 500	Correlation vs. S&P 500	Sharpe Ratio
60% S&P 500/40% 10 Yr Treasury	4.6%	8.7%	0.50	0.93	0.27
60/40 Blend ex-Appreciation	3.1%	9.3%	0.58	1.00	0.10
HFRI Equity Hedge Index	4.7%	9.1%	0.44	0.77	0.27
S&P 500 Index	1.6%	16.0%	1.00	1.00	-0.04

Source: Zephyr

5

Going forward, a traditional 60/40 balanced portfolio could be weighed down by low bond returns at best, while negative returns are probable:

	Estimated 10 Yr Yield 12/31/13	Total Return	Estimated 10 Yr Yield 12/31/14	Total Return	Two Year Return

Best Case	1.0%	9.2%	2.0%	-8.0%	0%

Base Case	2.3%	-3.2%	3.0%	-3.0%	-6%

Bear Case	3.4%	-11.7%	5.0%	-9.0%	-20%

•	Best Case scenario assumes yield falls to 1% historical support level of 10 Year Japanese bonds
•	Base Case assumes WSJ economist survey results play out as expected
•	Bear Case assumes near-term yield reverts back to 5% historical mean

Looking forward to the next two years, without the benefit of bond appreciation, long/short equity may have the advantage over a traditional 60/40 balanced portfolio. We believe one of two things is likely to occur over this time period, and investors need to alter their balanced allocations accordingly

1.	The US will emerge into a period of recovery and growth, providing a sustainable lift to equity valuations while putting increasing pressure on interest rates and bond yields
•	In this scenario, you will want to reduce your client’s allocation to U.S. fixed income, using long/short equity as complementary diversifier to a long-only equity portfolio

2.	The U.S. will remain mired in its current slow growth environment, leading to increasingly volatile equity prices
•

In this scenario, you will want to reduce your client’s allocation to long-only equities to avoid excessive drawdowns, using long/short equity as a complementary diversifier to a low return bond allocation as the only potential source of alpha

Either way, we believe a greater allocation to long/short equity may serve as an effective way to manage portfolio risk going forward.

Thank you for choosing the LS Opportunity Fund as a place to invest your assets. We appreciate your trust in us to help manage and grow your capital.

Please refer to the Fund’s prospectus for a full description of the investment strategy and for more information about the Fund. You may obtain a current copy of the Fund’s prospectus by calling 1-877-366-6763, or visiting our website at www.longshortadvisors.com and clicking on the ‘Fund Information’ tab.

6

For additional questions or to discuss this report in more detail, please contact us at 215-399-9409, or via email at info@longshortadvisors.com

“Don’t time the market, invest in it”

The views and opinions expressed in management’s discussion of Fund performance are those of the advisor and sub-advisor as of the end of the period. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but neither the advisor nor the sub-advisor makes any representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The S&P 500 Index is a widely recognized, unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Barclays Capital US Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. HFRX Equity Hedge Index is compiled by Hedge Fund Research, Inc. It is comprised solely of hedge funds, and is designed to be representative of the overall composition of the hedge fund universe implementing a long/short equity strategy. The Funds’ performance is not intended to reflect the performance of the Index, which is provided for comparison purposes only. The Index is not available for direct investment. Standard Deviation is a measure of the dispersion of a set of data from its mean. Alpha is a measure of performance on a risk adjusted basis. Beta is a measure of the volatility of a portfolio relative to the overall market. Correlation is a statistical measure of how two securities move in relation to each other. Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk.

7

Investment Results – (Unaudited)

Total Returns*
(For the period ended November 30, 2012)

			Average Annual Returns
	6 Months	One Year	Since Inception (September 30, 2010)
LS Opportunity Fund	6.12%	5.96%	4.25%
S&P 500® Index**	9.32%	16.13%	12.70%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 28, 2012, were 3.07% of average daily net assets (2.51% after fee waivers and expense reimbursements by the Advisor.) Long Short Advisors, LLC (the “Advisor”) contractually has agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2013, so that the ratio of total annual operating expenses does not exceed 2.50%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions, if any.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

8

The chart above assumes an initial investment of $10,000 made on September 30, 2010 (commencement of Fund operations) and held through November 30, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-336-6763. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

9

Fund Holdings – (Unaudited)

Sector Exposure (11/30/2012)

(Based on Net Assets)

	Long	Short	Gross	Net
Consumer Discretionary	25.02%	-6.32%	31.34%	18.70%
Consumer Staples	3.74%	0.00%	3.74%	3.74%
Energy	8.51%	-2.02%	10.53%	6.49%
Financials	15.91%	-0.73%	16.64%	15.18%
Health Care	12.71%	-3.21%	15.92%	9.50%
Industrials	5.36%	-4.30%	9.66%	1.06%
Information Technology	9.75%	-2.84%	12.59%	6.91%
Materials	2.53%	-0.83%	3.36%	1.70%
Unclassified	0.00%	-7.92%	7.92%	-7.92%
Utilities	2.04%	0.00%	2.04%	2.04%

Total	85.57%	-28.17%	113.74%	57.40%

The LS Opportunity Fund seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About The Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2012 to November 30, 2012.

10

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Period Ended November 30, 2012*
Actual	$1,000.00	$1,061.20	$17.33
Hypothetical ** (5% return before expenses)	$1,000.00	$1,008.25	$16.89

*	Expenses are equal to the Fund’s annualized expense ratio of 3.35%, multiplied by the average account value over the period, multiplied by 183/365.
**	Assumes a 5% return before expenses.

11

LS Opportunity Fund

Schedule of Investments

November 30, 2012

(Unaudited)

Common Stocks – Long – Domestic – 79.41%	Shares	Fair Value
Consumer Discretionary – 23.20%
Amazon.com, Inc.(a)	2,074	$522,752
Barnes & Noble, Inc.(a)	32,018	459,458
CBS Corp. – Class B	14,830	533,583
Lamar Advertising Company – Class A(a)	21,151	830,600
Liberty Global, Inc. – Class A(a)(b)	19,625	1,099,785
Liberty Interactive Corp. – Class A(a)(b)	34,049	657,146
Liberty Media Corp. – Liberty Capital – Class A(a)(b)	17,452	1,919,545
Live Nation Entertainment, Inc.(a)	12,185	106,984
Lowe’s Companies, Inc.(b)	32,779	1,182,994
Madison Square Garden Company / The – Class A(a)	8,604	376,855
Penn National Gaming, Inc.(a)	8,717	442,998
PVH Corp.	7,374	844,987
Tesla Motors, Inc.(a)	3,492	118,099
TRW Automotive Holdings Corp.(a)	12,052	610,313
Vail Resorts, Inc.	7,641	430,341

		10,136,440

Consumer Staples – 3.74%
Constellation Brands, Inc. – Class A(a)(b)	38,369	1,376,680
Green Mountain Coffee Roasters, Inc.(a)	6,973	255,700

		1,632,380

Energy – 8.51%
Anadarko Petroleum Corp.(b)	8,060	589,911
Peabody Energy Corp.	6,530	163,968
Phillips 66(b)	19,473	1,019,801
Schlumberger Limited(b)	15,851	1,135,249
SM Energy Company	7,020	348,824
Williams Companies, Inc. / The	14,051	461,435

		3,719,188

Financials – 12.45%
American International Group, Inc.(a)	11,968	396,500
Citigroup, Inc.(b)	37,820	1,307,437
Ocwen Financial Corp.(a)(b)	77,594	2,782,521
Walter Investment Management Corp.(a)	22,562	953,921

		5,440,379

See accompanying notes which are an integral part of these financial statements.

12

LS Opportunity Fund

Schedule of Investments – continued

November 30, 2012

(Unaudited)

Common Stocks – Long – Domestic – 79.41% – continued	Shares	Fair Value
Health Care – 12.71%
Alexion Pharmaceuticals, Inc.(a)	9,312	$894,138
Brookdale Senior Living, Inc.(a)(b)	27,803	710,645
Celgene Corp.(a)	10,486	824,095
Conceptus, Inc.(a)	12,227	254,444
DaVita HealthCare Partners, Inc.(a)(b)	19,313	2,085,804
Gilead Sciences, Inc.(a)	10,464	784,800

		5,553,926

Industrials – 5.36%
AGCO Corp.(a)	3,499	161,479
Alliant Techsystems, Inc.	15,154	909,240
DigitalGlobe, Inc.(a)	10,192	254,188
Iron Mountain, Inc.	16,523	522,117
Kirby Corp.(a)	6,179	357,641
United Rentals, Inc.(a)	3,302	137,132

		2,341,797

Information Technology – 9.75%
Apple, Inc.	1,681	983,856
E2open, Inc.(a)	11,744	165,708
Ellie Mae, Inc.(a)	21,830	541,821
Facebook, Inc. – Class A(a)	38,446	1,076,488
QUALCOMM, Inc.(b)	17,321	1,101,962
Yahoo!, Inc.(a)	20,788	390,191

		4,260,026

Materials – 1.65%
Eagle Materials, Inc.	2,460	130,921
Georgia Gulf Corp.	6,742	309,188
Mosaic Company / The	5,221	282,247

		722,356

Utilities – 2.04%
ITC Holdings Corp.(b)	11,318	889,029

TOTAL COMMON STOCKS – LONG – DOMESTIC (Cost $28,754,132)		34,695,521

See accompanying notes which are an integral part of these financial statements.

13

LS Opportunity Fund

Schedule of Investments – continued

November 30, 2012

(Unaudited)

Common Stocks – Long – International – 6.16%	Shares	Fair Value
Consumer Discretionary – 1.82%
Burberry Group PLC	22,995	$474,295
Imax Corp.(a)	14,742	319,164

		793,459

Financials – 3.46%
Altisource Portfolio Solutions SA(a)(b)	10,377	1,103,386
Home Loan Servicing Solutions Ltd.	20,878	408,165

		1,511,551

Materials – 0.88%
Agrium, Inc.	3,781	385,738

TOTAL COMMON STOCKS – LONG – INTERNATIONAL (Cost $2,567,766)		2,690,748

TOTAL COMMON STOCKS – LONG – DOMESTIC & INTERNATIONAL (Cost $31,321,898)		37,386,269

TOTAL INVESTMENTS – LONG – (Cost $31,321,898) – 85.57%		37,386,269

TOTAL INVESTMENTS – SHORT (Proceeds Received $11,765,773) – (28.17%)		(12,307,127)

Cash & other assets less liabilities – 42.60%		18,614,762

TOTAL NET ASSETS – 100%		$43,693,904

(a)	Non-income producing
(b)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on November 30, 2012 is $16,860,018.

See accompanying notes which are an integral part of these financial statements.

14

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2012

(Unaudited)

Securities Sold Short – Domestic – (17.27%)	Shares	Fair Value
Consumer Discretionary – (5.96%)
Big Lots, Inc.	(2,459)	$(69,245)
Chipotle Mexican Grill, Inc.	(606)	(159,851)
Devry, Inc.	(9,722)	(253,453)
Dollar General Corp.	(4,837)	(241,850)
Dollar Tree, Inc.	(4,902)	(204,609)
Family Dollar Stores, Inc.	(4,873)	(346,958)
Five Below, Inc.	(3,427)	(127,313)
Hibbett Sports, Inc.	(1,339)	(71,958)
Johnson Controls, Inc.	(3,716)	(102,339)
Kohl’s Corp.	(3,657)	(163,285)
LIFE TIME FITNESS, Inc.	(3,856)	(181,463)
McDonald’s Corp.	(4,849)	(422,057)
Pandora Media, Inc.	(9,765)	(85,151)
Staples, Inc.	(7,777)	(90,991)
Strayer Education, Inc.	(1,586)	(82,995)

		(2,603,518)

Energy – (1.08%)
C&J Energy Services, Inc.	(2,444)	(48,807)
Devon Energy Corp.	(5,012)	(258,970)
Halliburton Company	(4,858)	(162,014)

		(469,791)

Financials – (0.73%)
Wells Fargo & Company	(9,672)	(319,273)

Health Care – (2.64%)
Abbott Laboratories	(4,863)	(316,095)
C.R. Bard, Inc.	(4,845)	(479,703)
Hospira, Inc.	(1,345)	(40,081)
Zimmer Holdings, Inc.	(4,837)	(319,097)

		(1,154,976)

Industrials – (4.30%)
3M Co.	(3,868)	(351,795)
Emerson Electric Co.	(1,777)	(89,259)
FTI Consulting, Inc.	(3,097)	(95,728)
General Dynamics Corp.	(5,798)	(385,567)
Huntington Ingalls Industries, Inc.	(4,871)	(198,980)

See accompanying notes which are an integral part of these financial statements.

15

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2012

(Unaudited)

Securities Sold Short – Domestic – (17.27%) – continued	Shares	Fair Value
Industrials (4.30%) – continued
IHS, Inc. – Class A	(2,662)	$(245,277)
Robert Half International, Inc.	(5,588)	(157,917)
United Parcel Service, Inc. – Class B	(4,855)	(354,949)

		(1,879,472)

Information Technology – (1.73%)
Activision Blizzard, Inc.	(7,156)	(81,865)
FactSet Research Systems, Inc.	(950)	(87,770)
Heartland Payment Systems, Inc.	(6,251)	(185,217)
Hewlett-Packard Company	(6,874)	(89,293)
Jive Software, Inc.	(2,431)	(35,152)
Liquidity Services, Inc.	(2,408)	(98,872)
VeriFone Systems, Inc.	(4,992)	(151,707)
Zynga, Inc. – Class A	(9,722)	(23,916)

		(753,792)

Materials – (0.83%)
E. I. du Pont de Nemours & Company	(4,849)	(209,186)
Greif, Inc. – Class A	(3,786)	(155,340)

		(364,526)

TOTAL SECURITIES SOLD SHORT – DOMESTIC (Proceeds Received $7,458,833)		(7,545,348)

Securities Sold Short – International – (2.98%)
Consumer Discretionary – (0.36%)
Tim Hortons, Inc.	(3,381)	(156,608)

Energy – (0.94%)
Core Laboratories N.V.	(3,454)	(356,384)
Encana Corp.	(2,430)	(52,950)

		(409,334)

Health Care (0.57%)
Fresenius Medical Care AG & Co. KGaA	(3,658)	(251,200)

Information Technology – (1.11%)
MercadoLibre, Inc.	(4,863)	(349,893)
SINA Corp.	(1,856)	(84,485)
Youku Tudou, Inc.(a)	(2,974)	(50,736)

		(485,114)

See accompanying notes which are an integral part of these financial statements.

16

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2012

(Unaudited)

	Shares	Fair Value
TOTAL SECURITIES SOLD SHORT – INTERNATIONAL (Proceeds Received $1,305,552)		$(1,302,256)

TOTAL SECURITIES SOLD SHORT – DOMESTIC & INTERNATIONAL (Proceeds Received $8,764,385)		(8,847,604)

Investment Companies – (7.92%)
Powershares QQQ Trust, Series 1	(10,313)	(678,595)
SPDR Dow Jones Industrial Average ETF Trust	(10,432)	(1,357,203)
SPDR S&P 500 ETF Trust	(10,022)	(1,423,725)

TOTAL INVESTMENT COMPANIES (Proceeds Received – $3,001,388)		(3,459,523)

TOTAL SECURITIES SOLD SHORT – DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $11,765,773) – (28.17%)		$(12,307,127)

(a)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

17

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $31,321,898)	$37,386,269
Cash	17,445,741
Receivable for investments sold	3,626,992
Prepaid expenses	20,938
Dividends receivable	21,570
Tax reclaims receivable (cost $2,401)	2,401
Foreign currency holdings	3

Total assets	58,503,914

Liabilities
Investment securities sold short, at value (proceeds $11,765,773)	12,307,127
Payable to Advisor(a)	75,189
Payable for investments purchased	2,362,674
Dividend expense payable on short positions	32,729
Payable to administrator, fund accountant and transfer agent(a)	13,921
Payable to trustees and officers	1,198
Payable to custodian	5,261
Other accrued expenses	11,911

Total liabilities	14,810,010

Net Assets	$43,693,904

Net Assets consist of:
Paid in capital	$42,523,677
Undistributed net investment income (loss)	(904,137)
Accumulated net realized gain (loss)	(3,448,652)
Net unrealized appreciation (depreciation) on:
Investment securities	5,523,017
Foreign currency	(1)

Net Assets	$43,693,904

Shares outstanding (unlimited number of shares issued and authorized; no par value)	4,002,138

Net asset value and offering price per share	$10.92

Minimum redemption price per share(b) (NAV * 98%)	$10.70

(a)	See Note 5 in the Notes to the Financial Statements.
(b)	The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

18

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2012

(Unaudited)

Investment Income
Dividend income (net of withholding tax $178)	$263,914

Total Investment Income	263,914

Expenses
Investment Advisor fee(a)	429,702
Custodian expenses	23,266
Transfer agent expenses(a)	23,142
Administration expenses(a)	22,690
Fund accounting expenses(a)	18,153
Registration expenses	15,076
Legal expenses	8,419
Audit expenses	7,379
Report printing expense	6,501
Trustee expenses	2,379
Insurance expense	2,097
Pricing expenses	1,639
Miscellaneous expenses	1,151
Federal tax	485
24f-2 expense	346
CCO expense	247
Other expense – short sale & interest expense	44,951
Dividend expense on securities sold short	170,550

Total Expenses	778,173
Fees recouped by the Advisor(a)	45,471

Net operating expenses	823,644

Net Investment Loss	(559,730)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	1,036,459
Short securities	(644,446)
Options	(6,964)
Foreign currency	(179)
Change in unrealized appreciation (depreciation) on:
Investment securities	4,264,572
Short securities	(1,178,238)
Foreign currency	27

Net realized and unrealized gain (loss) on investments and foreign currency	3,471,231

Net increase (decrease) in net assets resulting from operations	$2,911,501

(a)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

19

LS Opportunity Fund

Statements of Changes In Net Assets

	For the Six Months Ended November 30, 2012 (Unaudited)	For the Fiscal Year Ended May 31, 2012
Operations
Net investment loss	$(559,730)	$(914,745)
Net realized gain (loss) on investment securities, short securities, options, and foreign currency	384,870	(3,610,417)
Change in unrealized appreciation on investments, short securities, and foreign currency	3,086,361	984,262

Net increase (decrease) in net assets resulting from operations	2,911,501	(3,540,900)

Distributions
From net realized gain	—	(104,580)

Total distributions	—	(104,580)

Capital Share Transactions
Proceeds from shares sold	5,520,922	41,955,077
Reinvestment of distributions	—	102,860
Amount paid for shares redeemed	(13,603,121)	(9,923,887)
Proceeds from redemption fees collected	583	340

Net increase in net assets resulting from share transactions	(8,081,616)	32,134,390

Total Increase in Net Assets	(5,170,115)	28,488,910

Net Assets
Beginning of period	48,864,019	20,375,109

End of period	$43,693,904	$48,864,019

Undistributed net investment income (loss) included in net assets at end of period	$(904,137)	$(344,407)

Capital Share Transactions
Shares sold	519,018	3,900,659
Shares issued in reinvestment of distributions	—	10,045
Shares redeemed	(1,265,161)	(942,353)

Net increase from capital share transactions	(746,143)	2,968,351

See accompanying notes which are an integral part of these financial statements.

20

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2012 (Unaudited)		For the Fiscal Year Ended May 31, 2012		For the Period Ended May 31, 2011(a)
Selected Per Share Data
Net asset value, beginning of period	$10.29		$11.45		$10.00

Income from investment operations:
Net investment income (loss)(b)	(0.12)		(0.23)		(0.17)
Net realized and unrealized gain (loss)	0.75		(0.91)		1.62

Total from investment operations	0.63		(1.14)		1.45

Less Distributions to Shareholders:
From net realized gain	—		(0.02)		—

Redemption Fees(c)	—		—		—

Net asset value, end of period	$10.92		$10.29		$11.45

Total Return(d)(e)	6.12	%(f)	(9.92)%		14.50	%(f)
Ratios and Supplemental Data
Net assets, end of period (000)	$43,694		$48,864		$20,375
Ratio of expenses to average net assets	3.35	%(g)(i)	3.16	%(h)	2.99	%(g)(h)
Ratio of expenses to average net assets before waiver & reimbursement/recoupment by Advisor	3.17	%(g)(i)	3.06	%(h)	4.25	%(g)(h)
Ratio of net investment loss to average net assets	(2.28	%)(g)	(2.19)%		(2.25	)%(g)
Portfolio turnover rate	189.72	%(f)	444.62%		199.48	%(f)

(a)	For the period September 30, 2010 (Commencement of Operations) through May 31, 2011.
(b)	Per share net investment loss has been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Shareholders redeeming shares held less than sixty days have a lower total return due to the effect of the 2% redemption fee.
(f)	Not Annualized
(g)	Annualized
(h)	Includes dividend and interest expense of 0.66% for 2012 and 0.49% for 2011.
(i)	Includes dividend and interest expense of 0.87% for the six months end November 30, 2012.

See accompanying notes which are an integral part of these financial statements.

21

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2012

(Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment advisor is Long Short Advisors, LLC (the “Advisor”). The Advisor has retained Independence Capital Asset Partners, LLC (the “Sub-Advisor”) to serve as sub-advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all open tax years.

22

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

23

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs

24

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model

25

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, investment companies, and American Depositary Receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not

26

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities. The Fund did not invest in any options during the current fiscal year.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$37,386,269	$—	$—	$37,386,269
Total	$37,386,269	$—	$—	$37,386,269

*	Refer to Schedule of Investments for industry classifications

27

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

	Valuation Inputs
Liabilities	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$(8,847,604)	$—	$—	$(8,847,604)
Investment Companies	(3,459,523)	—	—	(3,459,523)
Total	$(12,307,127)	$—	$—	$(12,307,127)

*	Refer to Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between any Levels for the year ended November 30, 2012.

NOTE 4. DERIVATIVE TRANSACTIONS

Call options purchased are represented on the Statement of Operations under net realized gain (loss) on options.

Please see the chart below for information regarding call options purchased for the Fund.

For the period ended November 30, 2012 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	39	39	$(6,964)	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid

28

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

monthly at an annual rate of 1.75% of the Fund’s average net assets. For the six months ended November 30, 2012, the Advisor earned a fee of $429,702 from the Fund before the recoupment described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) so that total expenses do not exceed 2.50% of net assets. For the six months ended November 30, 2012, the Advisor recouped fees of $45,471. At November 30, 2012, the Advisor was owed $75,189 from the Fund for advisory services. The waiver and/or reimbursement by the Advisor with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amount subject to repayment by the Fund pursuant to the aforementioned conditions at May 31, 2012 was:

Amount	Recoverable through May 31,
$75,065	2014

The Advisor has retained the Sub-Advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended November 30, 2012, HASI earned fees of $22,690 for administrative services provided to the Fund. At November 30, 2012, the Fund owed HASI $3,928 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended November 30, 2012, HASI earned

29

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

fees of $23,142 from the Fund for transfer agent services. For the six months ended November 30, 2012, HASI earned fees of $18,153 from the Fund for fund accounting services. At November 30, 2012, the Fund owed HASI $4,473 for transfer agent services and $5,520 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2012. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended November 30, 2012, purchases and sales of investment securities, other than short-term investments and short securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	77,511,713
Sales
U.S. Government Obligations	$—
Other	84,753,834

At November 30, 2012, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for tax purposes was as follows:

Amount
Gross Appreciation	$5,843,486
Gross (Depreciation)	(799,898)

Net Appreciation	$5,043,588

At November 30, 2012, the aggregate cost of securities, net of proceeds for investment securities sold short, for federal income tax purposes, was $20,035,554.

30

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2012, National Financial Services, Inc. owned, as record shareholder, 40.61% of the outstanding shares of the LS Opportunity Fund. The Trust does not know whether National Financial Services, Inc. or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the LS Opportunity Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the six months ended November 30, 2012.

The tax characterization of distributions for the fiscal periods ended May 31, 2012 and 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary income	$104,580	$—

	$104,580	$—

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

31

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2012

(Unaudited)

NOTE 11. TAX COMPONENTS OF CAPITAL

At May 31, 2012, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation (depreciation)	$1,957,254
Short term capital loss carryforward without expiration	(2,119,548)
Other accumulated losses	(1,566,437)

$(1,728,731)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash losses, partnerships, unamortized organization costs, and grantor trusts.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

	Late Year Ordinary Loss	Post-October Capital Losses
LS Opportunity Fund	$414,838	$1,151,571

32

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Long Short Advisors, LLC

1818 Market Street, 33rd Floor, Suite 3323

Philadelphia, PA 19103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66221

CUSTODIAN

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

33

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable –

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

*By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	2/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

*By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	2/6/2013

*By	/s/ Robert W. Silva
Robert W. Silva, Interim Treasurer and Principal Financial Officer

Date	2/6/2013